As filed with the Securities and Exchange Commission on July 18, 2007






                                            1933 Act Registration No. 334-1245
                                                                      811-3313



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                                    OF 1933                        /X/


                   Pre-Effective Amendment No. __                  / /




                   Post-Effective Amendment No. 44                 /X/





                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   /X/






                                Amendment No. 48






                        (Check appropriate box or boxes)



                              ACCESSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                                 (206) 224-7420
   (Address, including zip code, and telephone number, including area code, of
                          Principal Executive Offices)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)

           Copies of all communications, including all communications sent to the agent for service, should be sent to:


                                 TIMOTHY LEVIN
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103




Approximate date of proposed public offering: As soon as practicable after the Effective date of the registration statement. It is proposed that this filing will become effective (check appropriate box):




         /x/ immediately upon filing pursuant to paragraph (b)
         / / on ______________ pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2)
         / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

               Accessor Funds, Inc. Prospectus July 18, 2007


                            Accessor Total Return Fund

                                     [LOGO]

- ------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
- ------------------------------------------------------------------------------



NOT FDIC INSURED                NO BANK GUARANTEE               MAY LOSE VALUE

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


Table of Contents

THE FUND


   Fund Details............................................................1
   Fund Performance........................................................3
   Fund Expenses...........................................................4
   Securities Types........................................................5
   Certain Additional Investment Strategies and Risks......................6
   Management, Organization and Capital Structure..........................6



SHAREHOLDER INFORMATION
   Purchasing Fund Shares...................................................8
   Exchanging Fund Shares..................................................11
   Redeeming Fund Shares...................................................12
   Dividends and Distributions.............................................13
   Valuation of Securities.................................................14
   Taxation................................................................14
   Privacy Policy..........................................................15
   Financial Highlights....................................................15



APPENDIX A
   Investment Techniques and Practices.....................................16

================================================================================
[GRAPHIC]                            FUND DETAILS
- ------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The Accessor Total Return Fund (the "Fund") seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES To achieve its objective the Fund invests primarily in equity securities of U.S. issuers, but may invest in any combination of U.S. or non-U.S. equity securities of all capitalization ranges and fixed income securities, including emerging market securities, that the Fund's money manager, Pennant Management, Inc. ("Pennant" or the "Money Manager") believes will help the Fund to achieve its investment objective. The Fund's equity investments may include convertible securities and preferred stocks. The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield) securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps, other pooled investment vehicles, such as exchange traded funds (ETFs), leveraged ETFs, and inverse ETFs, exchange traded notes (ETNs), may sell securities short against the box and may invest in real estate investment trusts (REITS). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. This strategy is not limited to the Fund's ability to take a temporary defensive position, and is included to allow flexibility in the Fund's investment.



The Money Manager uses a combination of techniques and strategies to achieve the Fund's investment objective, including "bottom up" and "top down" investment strategies.

Pennant's bottom up investment strategy generally involves evaluation of possible investments based upon fundamental analysis techniques. Pennant may examine an issuer's earnings, cash-flows, competitive position and management's abilities with a view toward identifying companies with above average growth prospects, or review other financial metrics, such as price-to-sales, price-to-cash flow and/or price-to-earnings ratios relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. When applying a bottom up strategy to fixed income investments, Pennant generally looks for securities that it believes could benefit from an increase in value due to an upward revision in credit rating.

Pennant's top down investment techniques generally involve fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant's top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund's objective.


Pennant uses additional investment techniques on a more opportunistic basis. For example, in addition to its fundamental analysis based strategies, Pennant also utilizes technical analysis and uses numerous momentum indicators, whether at a macro or specific security level to evaluate possible investment opportunities. These techniques are employed in an attempt to gauge the timing of a purchase or sale for the Fund. Alternatively, Pennant may look for specific event-based distortions in various markets. Pennant believes that periodically certain investments' normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor's immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.


Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

================================================================================
[GRAPHIC]                            FUND DETAILS
- ------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS The Fund's share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund are listed below. For additional information regarding risks of investing in the Fund, please see the section titled "Securities and Risks" beginning on page 5.


o ALLOCATION RISK. The Fund could miss attractive investment opportunities caused by underweighting or overweighting markets due to allocation decisions between equity securities, fixed income securities, and certain derivatives of these securities.

o MANAGEMENT RISK. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager's judgment about the attractiveness of a particular sector or security may prove to be incorrect.

o SECTOR RISK. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

o MARKET VOLATILITY. Stock and bond markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

o COMPANY RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Common Stocks tend to be more volatile than other investment choices.

o ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

o INTEREST RATE RISK. When interest rates rise, the prices of fixed income securities in the Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise.

o SMALLER COMPANY RISK. The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

o CREDIT RISK. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

o GOVERNMENT SPONSORED ENTERPRISES ("GSE"). Certain GSE's (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSE's are subject to credit risk.

o INFLATION RISK. Over time, the real value of your investment in the Fund may be eroded by inflation.

o PREPAYMENT AND EXTENSION RISK. The issuer of a debt security to has the ability to repay principal prior to a security's maturity, which can adversely affect the Fund's yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's net asset value more volatile.

o LIQUIDITY RISK. The securities purchased by the Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund may engage in over-the-counter (OTC) transactions involving securities that may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The inability to purchase or sell these securities at a fair price could have a negative impact on the Fund's performance.

o LOWER RATED DEBT SECURITIES and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated debt securities.

o FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

o ETF and ETN RISK. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index. Some levered ETFs can, at times, be relatively illiquid and, thus, they may be hard to purchase or sell at a fair price. In addition, levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

o ETF/ETN NET ASSET VALUE/MARKET PRICE RISK. The market value of ETF or ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

o ETN RISK. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or all the amount invested.

o REITS RISK. REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their excemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

o DERIVATIVES RISK. Derivatives are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficult closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

o "NON-DIVERSIFIED" RISK. Because the Fund is classified as a non-diversifed fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular ETF or other security held by the Fund may directly effect the Fund's net asset value more than if the Fund were operated as a diversified fund.


--------------------------------------------------------------------------------
An investment in the Fund is not a deposit of a bank and is not insured on guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.


================================================================================
                                FUND PERFORMANCE
- ------------------------------------------------------------------------------


Because the Fund has not commenced investment operations, Fund performance information is not yet presented.


================================================================================
                                 FUND EXPENSES
- ------------------------------------------------------------------------------

The following tables are estimated to describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Fund has no sales charge or Rule 12b-1 distribution fees* and therefore these fees are not included in the tables.


-------------------------------------------------------------------------------
                                                              TOTAL RETURN
                                                                  FUND
-------------------------------------------------------------------------------
Shareholder Fees/1/ (fees paid directly
from your investment)


REDEMPTION FEE                                                        none


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)



MANAGEMENT FEES/2/                                                       0.62%
DISTRIBUTION AND SERVICE (12b-1) FEE                                      None
ACQUIRED FUND EXPENSES                                                   1.06%
OTHER EXPENSES                                                           0.18%
                                                                         ----

TOTAL ANNUAL FUND OPERATING EXPENSES                                     1.86%
                                                                         ====


--------------------------------------------------------------------------------


/1/Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.

/2/Management fees consist of the management fee paid to Accessor Capital and the fee paid to the Money Manager of the Fund.

*Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee.

-------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------

The Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



         FUND           One Year     Three Years
------------------------------------------------------------------------------
 TOTAL RETURN FUND      $ 195         $ 604


------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                 SECURITIES AND RISKS
------------------------------------------------------------------------------

This section describes some of the security types for and risks of investing in the Fund. Each security type and risk is a primary security type or risk for the Fund.

Many factors affect the Fund's performance. The Fund's share price and yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. The Fund's reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

o TEMPORARY DEFENSIVE STRATEGIES. In response to market, economic, political or other conditions, the Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If the Money Manager does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

o PORTFOLIO TURNOVER. The Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Fund, may result in increased taxable distributions to shareholders, and may adversely affect the Fund's performance.

o CHANGE OF OBJECTIVES AND POLICIES. The Fund's investment objective stated in the Fund's Fund Details section is not fundamental and may be changed without shareholder approval by the board of directors.

o DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information which is available upon request by calling: 1-800-759-3504 and on the Accessor Funds' website by visiting www.accessor.com.

--------------------------------------------------------------------------------
SECURITY TYPES
--------------

o EQUITY SECURITIES such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

o INVESTMENT COMPANIES (including ETFs and HOLDRS). A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies.

o EXCHANGE TRADED FUNDS ("ETFs") are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

o EXCHANGE TRADED NOTES (ETNs) senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

o HOLDING COMPANY DEPOSITORY RECEIPTS (HOLDRs), are securities that represent ownership in the common stock or American Depository Receipts (ADR) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRS represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

o DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

o ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

o HIGH-YIELD CORPORATE DEBT SECURITIES. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as "junk bonds", are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

o MONEY MARKET SECURITIES. Money Market Securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

o MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

o U.S. SMALL BUSINESS ADMINISTRATION ("SBA") STRIPPED SECURITIES. Stripped securities or zero-coupon securities are securities whose interest and principal components are detached and sold separately. They may be issued by the U.S.
Government or by private issuers such as banks and other institutions at a discount of their face value. Zero-coupon securities pay no interest and investors holding zero-coupon securities would receive the difference between the purchase price and the amount received at maturity. Because zero-coupon securities pay no interest, they may experience greater volatility in market value than interest-bearing securities when interest rates rise. U.S. Treasury zero-coupon securities are issued directly through Separate Trading of Registered Interest and Principal Securities ("STRIPS"), a book-entry system operated by the Federal Reserve permitting separate trading and ownership of the principal and coupon (interest) portions of selected Treasury securities.

o OPTIONS, FUTURES AND OTHER DERIVATIVES. The Fund may use techniques such as buying and selling options or futures contracts in an attempt to change the Fund's exposure to security prices, currency values, or other factors that affect the value of the Fund's portfolios.

o REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

================================================================================
RISKS
-----------------

The Fund's principal risks and the circumstances reasonably likely to cause the value of your investment in the Fund to decline are discussed below. The value of your investment in the Fund will fluctuate, which means you could lose money. The share price of the Fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances that could prevent the Fund from achieving its objective that are not described here.

o ALLOCATION RISK. The Fund will allocate its investments between equity and fixed income securities, along with certain derivatives of these securities as described above. These investments are based upon judgments made by Pennant, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

o OVERALL MARKET RISK. The Fund is subject to the risk of an overall decline in stock or bond markets. When the markets experience an overall decline, it can be expected that the Fund's value also will fall. Numerous factors affect overall market risk such as changing economic, political or market conditions.

o COMPANY OR SECURITY SPECIFIC RISK. The Fund is subject to the risk associated with events that are unique to a specific company, a specific security, a specific industry, or a specific security class. For example, a particular security's price will tend to react poorly with reference to an earnings announcement that is worse than the market expected. The Fund's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Specific issuers, and the prices of their securities, also are subject to risks.

o ETF RISK. ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDRs for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRS is directly related to the value of the underlying securities, it is important to remember that you could lose a substantial part of your original investment in HOLDRS. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRS cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRS were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn't change after issue, except in special cases like corporate mergers, acquisitions or other specified "Reconstitution Events". As a result, stocks selected for those HOLDRS with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, your HOLDRS may not provide the same targeted exposure to the industry that was initially expected.

The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

o ETN RISK. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or all the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer's annual fee.

o INTEREST RATE RISK. Interest rate risk is the risk that an investment's value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (investing in fixed-income securities with different durations) or hedging (e.g. through an interest rate swap). Interest rate risk affects the value of bonds more directly than stocks, and it is a major risk to all bondholders. As interest rates rise, bond prices fall and vice versa. The rationale is that as interest rates increase, the opportunity cost of holding a bond decreases since investors are able to realize greater yields by switching to other investments that reflect the higher interest rate. For example, a 5% bond is worth more if interest rates decrease since the bondholder receives a fixed rate of return relative to the market, which is offering a lower rate of return as a result of the decrease in rates.

o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

o MATURITY RISKS. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

o SBA STRIPS RISK. SBA strips represent an ownership in a coupon payment to be paid on an underlying SBA security. It is possible that the underlying security may prepay (for a variety of reasons) before the coupon is scheduled to mature. When this scenario occurs, the coupon would become worthless. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

o NON-DIVERSIFICATION RISK. Because the Fund is classified as a non-diversified fund for purposes of the Investment Company Act of 1940, it may concentrate its investments in a more limited number of issuers than a diversified fund. Accordingly, the Fund is subject to the risks related to the fact that the decline in the market value of a particular ETF or other security held by the Fund may directly effect the net asset value of the Fund more than if the Fund were operated as a diversified fund.

o CREDIT RISK. Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that many U.S. Government securities in which the Fund may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve credit risk.

o LIQUIDITY RISK. Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity.

o UNIQUE RISKS INHERENT IN MORTGAGE-BACKED SECURITIES. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

o UNIQUE RISK INHERENT IN COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in mortgage-backed securities called collateralized mortgage obligations
(CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

o UNIQUE RISKS INHERENT TO ASSET-BACKED SECURITIES. Asset-backed securities have prepayment risks similar to mortgage-backed securities.

o CREDIT RISK ASSOCIATED WITH MORTGAGE-BACKED, CMO AND ASSET-BACKED SECURITIES. As with a corporate bond, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the full faith and credit of the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

o HIGHER RISKS WITH JUNK BONDS. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

o UNIQUE RISKS INHERENT IN FOREIGN SECURITIES. Investments in foreign securities involve risks related to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

Foreign markets may be less liquid and more volatile than U.S .markets. Foreign securities often trade in currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Fund enters the contract may fail to perform its obligations to the Fund.

o EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stages of their industrialization cycle with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All the risks of investing in foreign securities described above are heightened when investing in emerging market countries.

o As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

================================================================================
CERTAIN ADDITIONAL INVESTMENT STRATEGIES & RISKS

--------------------------------------------------------------------------------

The Fund may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Fund and therefore not described in this Prospectus. Appendix A to this Prospectus lists the various security types and investment techniques used by the Fund, including the principal securities types and techniques described above. The additional security types, techniques and their accompanying risks are more fully described in the Fund's Statement of Additional Information ("SAI"), which may be obtained free of charge by contacting the Fund.


================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
-------------------------------------------------------------------------------


On the following pages is information on Accessor Capital and the Fund's Money Manager and a description of how Accessor Capital and the Money Manager are compensated for the services each provides.

The Fund has not opened for investment management and no fees have currently been paid by the Fund to Accessor Capital or the Money Manager.

MANAGER   Accessor Capital Management LP, 1420 Fifth Avenue,
          Suite 3600, Seattle, WA 98101

The Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Fund, selects the Money Manager for the Fund, and monitors the performance of the Money Manager. In addition, Accessor Capital directly invests the assets of the Accessor U.S. Government Money Fund and the Accessor Allocation Funds. J.
Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst are primarily responsible for the day-to-day management of the Funds either directly or through interaction with the Fund's Money Manager. Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management and monitoring of the sub-advisers. Mr. Yeung has been with Accessor Capital as the Senior Investment Analyst since December 2006. He is responsible for overall management of the investment department, performing portfolio management, making asset-allocation decisions and conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Rowader has been with Accessor Capital since February 2007 as Investment Officer. He is responsible for assisting in the due diligence process for reviewing money managers for the Accessor Funds and contributing to the asset allocation decision making process of the Allocation Funds under the direction of Mr. Yeung. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenhimerFunds from 2005 to February 2007 and a fund analyst at OppenhimerFunds from 2004 to 2005. Prior to the OppenhimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He is primarily responsible for the day-to-day operations and portfolio management of the U.S. Government Money Fund and the Allocation Funds, for performing portfolio management, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change the Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Accessor Fund within 60 days of the change.

The Fund will pay Accessor Capital an annual management fee for providing management and administration services in the amount of 0.12% of the Fund's average daily net assets. The Fund will pay an annual Investment Advisory Fee to the Money Manager as more fully described under "Money Manager" on page 12.

The Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. For providing these services, Accessor Capital receives (i) a fee equal to 0.08% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction.


DISTRIBUTOR SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.


================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
- ------------------------------------------------------------------------------
MONEY MANAGER     Pennant Management, Inc., 11270 West Park Place, Suite 1025
                  Milwaukee, WI  53224



Pennant Management was formed in 1992 and has approximately $1.2 billion in assets under management as of December 31, 2006.

The Money Manager uses a team approach to the management of the Fund. This team is led by Mark A. Elste, CFA, President & Chief Investment Officer. Mr. Elste and Chris J. Weber, Vice President, are jointly and primarily responsible for the day-to-day management of the Fund. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA. Mr. Weber has been a trader and portfolio manager with Pennant Management since July, 2004. Prior to joining Pennant Management, Mr. Weber was a trader for the Smith Barney unit of Citigroup Global Markets from January, 1994, through June, 2004. He is responsible for performing portfolio management, trading and investment research functions.

The Statement of Additional Information provides additional information about each of the portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

The Fund pays an annual Investment Advisory Fee to the Money Manager based upon a percentage of the average daily net assets of the Fund of 0.50%.

The Money Manager may, from time to time, find it appropriate to waive all or part of its Fund Management Fee if it deems it to be in the best interest of the Fund and its shareholders.


================================================================================
                             PURCHASING FUND SHARES
- ------------------------------------------------------------------------------
WHERE TO PURCHASE
- -----------------


o DIRECT INVESTORS. Shares of the Fund may be purchased directly from Accessor Funds' Transfer Agent for no sales charge or commission.

o FINANCIAL INTERMEDIARIES. Shares of the Fund may be purchased through financial intermediaries, trust companies, broker-dealers, registered investment advisors, certified financial planners, third party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies and providers of fund supermarkets who have agreements with the Distributor and/or Accessor Funds. These financial intermediaries may charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated net asset value per share ("NAV") after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

o "STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

- ------------------------------------------------------------------------------
HOW TO PURCHASE
- ---------------



Normally       your       financial     |Shares  of  the  Fund  may  not be
intermediary    will    send   your     |purchased  on days when the NYSE is
purchase   requests   to   Accessor     |closed for trading: New Year's Day,
Funds'  Transfer  Agent.   Purchase     |Martin   Luther   King,   Jr.  Day,
orders   are   accepted   on   each     |Presidents    Day,   Good   Friday,
business  day that the NYSE is open     |Memorial  Day,   Independence  Day,
and must be received in good order.     |Labor  Day,  Thanksgiving  Day  and
Requests  received  "in good order"     |Christmas Day.
must include: account name, account     |-----------------------------------
number,  dollar or share  amount of
transaction, Fund(s), allocation of investment and signature of authorized user. If you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.


The order will be priced at the next calculated offering price, which is the net asset value per share ("NAV") after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.


================================================================================
                             PURCHASING FUND SHARES
- ------------------------------------------------------------------------------


Purchase orders are accepted on each business day that the New York Stock Exchange ("NYSE") is open and must be received in good order prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, and allocation of investment, and signature of authorized signer. The Transfer Agent must receive payment for shares by 12:00 noon Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

     BY CHECK. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of the Fund noted on the check to:

                        Accessor Funds, Inc.
                        Attn: Shareholder Services
                        P. O. Box 1748
                        Seattle, WA 98111-1748

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

     BY FEDERAL FUNDS WIRE. Wire instructions can be obtained from the Operations Department at the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

     BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may purchase Shares of the Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

     BY AUTOMATIC INVESTMENT PLAN. Shareholders may establish an Automatic Investment Plan ("AIP") with the Transfer Agent whereby investments in any of the Accessor Funds are made automatically on a regularly basis (e.g., bi-monthly, monthly, quarterly). You may authorize regular electronic transfers of $25 or more from your bank checking account to purchase shares of one or more Accessor Funds based on instructions provided to the Transfer Agent. To enroll in the AIP, fill out and sign the Electronic Funds Transfer Form and mail or fax (206-224-4274) the completed form to Accessor Funds 15 days prior to the initial purchase.

     BY PURCHASES IN KIND. Under some circumstances, the Fund may accept securities as payment for Shares of the Fund. Such securities would be valued the same way the Fund's securities are valued (see "Valuation of Securities"). Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.

- ------------------------------------------------------------------------------
IRA/SIMPLE/ROTH IRA/EDUCATIONAL RETIREMENT CUSTODIAL ACCOUNT PLANS.
- ------------------------------------------------------------------------------

Investors may purchase Shares of the Fund through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. An IRA, Roth IRA or Educational IRA account with a balance of less than $10,000 on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.


================================================================================
                             PURCHASING FUND SHARES
- ------------------------------------------------------------------------------
INVESTMENT MINIMUMS.
- ---------------------


The minimum initial investment in the Fund is $100,000; provided, however that the Distributor and/or the Fund reserve the right to accept a lesser initial investment at their sole and absolute discretion. Subsequent purchases may be made in any amount.


-------------------------------------------------------------------------------
SHARE PRICING
--------------



Investors purchase shares of the Fund at its NAV. The NAV is calculated by adding the value of Fund assets attributable to Fund shares, subtracting Fund liabilities, and dividing by the number of outstanding shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Fund generally calculates its NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, each day the NYSE is open. If the markets close early, the Fund may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Fund in good order. The NAV may be published daily in the business sector of many major newspapers. If you have access to the Internet, you can check NAV on the Accessor website (www.accessor.com). For related information see "Valuation of Securities" on page 19.



--------------------------------------------------------------------------------
ACCESSOR FUNDS INTERNET WEBSITE|
-------------------------------|

You can obtain information about the Fund on the Accessor Funds internet website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Fund shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

--------------------------------------------------------------------------------
MARKET TIMING/EXCESSIVE TRADING|
-------------------------------|


The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into the Fund when they expect the share price of the Fund to rise and taking money out of the Fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares may dilute the value of shares held by long term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a Fund's shares may cause the Fund to have difficulty implementing its investment strategies, may force the Fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Fund may invest in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid and are susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). The Fund has procedures authorizing it to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuation of Securities"). The Fund's restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Fund (or Accessor Capital, on behalf of the Fund) may restrict or refuse purchases or investors who in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 30 days of purchase; (ii) exchange shares out of the Fund within 30 days of an earlier exchange request out of the Fund; (iii) exchange shares out of the Fund more than four times within a calendar year; or
(iv) otherwise seem to follow a market timing pattern that the Fund or Accessor Capital believes may adversely affect the Fund. For these purposes, Accessor Capital may consider an investor's trading history in the Fund or other Accessor Funds, and Accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

The Fund has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement administrators and others) concerning the application of the Fund's market timing and excessive trading policies to the Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under its control.

The Fund applies these policies and procedures to all shareholders. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future. The Fund cannot ensure that it will be able to identify all cases of market timing activities and excessive trading, although it believes it has adequate procedures in place to attempt to do so.

- ------------------------------------------------------------------------------
FOR MORE INFORMATION
- ------------------------------------------------------------------------------

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.


================================================================================
                             EXCHANGING FUND SHARES
- ------------------------------------------------------------------------------

EXCHANGING THROUGH ACCESSOR FUNDS
- ---------------------------------

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other Accessor Funds. Shares of the Fund may be exchanged for shares of any other Accessor Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Accessor Fund. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Accessor Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order.

An exchange of shares of the Fund for shares of another Accessor Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a tax basis for your new shares. Shareholders should read the prospectus of any other Fund into which they are considering exchanging. An exchange of shares from the Fund involves a redemption of those shares and will be treated as a sale for tax purposes.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange into is offered in your state of residence.


Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made as follows:


         By Mail.  Share exchange instructions may be mailed to:

                              Accessor Funds, Inc.
                                Attn: Shareholder Services
                                P. O. Box 1748 Seattle, WA 98111-1748

         By Fax.  Instructions may be faxed to Accessor Funds at (206) 224-4274.

- ------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
- -------------------------------------------

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.


================================================================================
                             REDEEMING FUND SHARES
- ------------------------------------------------------------------------------


Normally, your financial intermediary will send your request to redeem Fund Shares to Accessor Funds' Transfer Agent. Shares held for you in your dealer's name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received " in good order" must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                                      =========================
Investors may request to redeem Shares of the Fund    |  Redemption requests
on any day that the NYSE is open for business. The    |  for shares that were
request must be received in good order by the         |  purchased by check
Transfer Agent or certain financial intermediaries    |  will be honored at
prior to the close of the NYSE, normally 4:00 p.m.    |  the next NAV
Eastern time. Requests received "in good order"       |  calculated after
must include: account name, account number, dollar    |  receipt of the
or share amount of transaction, Fund name and         |  redemption request.
signature of authorized signer. Shares will be        |  However, redemption
redeemed at the next NAV calculated after the         |  proceeds will not be
Transfer Agent receives the redemption request in     |  transmitted until
good order. Payment will ordinarily be made within    |  the check used for
seven days of the request by wire-transfer or ACH     |  the investment has
to a shareholder's domestic commercial bank           |  cleared.
account. Shares may be redeemed from Accessor         =========================
Funds any of the following ways:

     BY MAIL. Redemption requests may be mailed to:

                        Accessor Funds, Inc.
                        Attn:  Shareholder Services
                        P. O. Box 1748
                        Seattle, WA 98111-1748.

     BY FAX. Redemption requests may be faxed to Accessor Capital at (206) 224-4274.

     BY TELEPHONE. Shareholders with account balances of at least $1 million in the Fund may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

o REDEMPTION PROCEEDS. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the "redemption instructions of record"), either electronically to the shareholder's pre-authorized bank account or by check to the shareholder's address of record. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service. Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds -- up to seven calendar days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

o SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

o LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $50,000 if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

- ------------------------------------------------------------------------------
SIGNATURE GUARANTEES
- ---------------------

     A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

o    Transfer of ownership to another  individual  or  organization.
o Requests that redemption proceeds be sent to a different name or address than is registered on the account.
o    Requests that fed-wire instructions be changed.
o    Requests for name changes.
o    Adding or removing a shareholder on an account.
o    Establishing or changing certain services after the account is open.

================================================================================
                           DIVIDEND AND DISTRIBUTION
- ------------------------------------------------------------------------------


o DIVIDENDS. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally pays dividend distributions monthly.

o OTHER DISTRIBUTIONS. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Shares of the Fund will be automatically reinvested in additional Shares of the Fund unless a shareholder elects to receive them in cash. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.


================================================================================
                             VALUATION OF SECURITIES
- ------------------------------------------------------------------------------


The Fund generally values its securities using market quotations obtained from a pricing service. Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Short-term debt securities maturing in less than 60 days are valued using amortized cost, which approximates market value.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or
(vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund's net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's NAV. As a result, the Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances.


================================================================================
                                    TAXATION
- ------------------------------------------------------------------------------


The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2008, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as "qualified dividend income", provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from "qualified dividend income" of the applicable Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund's net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another Accessor Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning in 2006 and 2007, the 30% withholding tax will not apply to dividends that the Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund's "qualified short-term gain." "Qualified net interest income" is the Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations. "Qualified short-term gain" generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUND. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION
FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISOR FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF THE FUND.


================================================================================
                          DEFENSIVE DISTRIBUTION PLAN
- ------------------------------------------------------------------------------


The Fund has adopted a Defensive Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service providers that provide those services. The Board of Directors has currently authorized such payments for the Fund.



================================================================================
                                 PRIVACY POLICY
- ------------------------------------------------------------------------------


Accessor Funds has adopted a policy concerning investor privacy. To review the privacy policy, contact Accessor Funds at (800) 759-3504 or see the privacy policy that accompanies this prospectus.

To avoid sending duplicate copies of materials to households, Accessor Funds will mail only one copy of the prospectus, annual and semi-annual report and annual notice of Accessor Fund's privacy policy to shareholders having the same last name and address on the Transfer Agent's records. The consolidation of these mailings, called household, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------
Investment Techniques and Practices

In pursuing its investment objective, the Fund may engage in any of the following techniques and practices to the extent to which these techniques and practices are consistent with the Fund's investment objective. Investment techniques and practices which the Fund will use or currently anticipates using are denoted by a check (v) mark. However, the Fund may not use all of these techniques and practices. Investment techniques and practices which the Fund does not currently anticipate using but which the Fund reserves the freedom to use are denoted by a dash (-) mark. The Fund's principal investment strategies, security types and accompany risks are set forth in the Prospectus. The Fund's non-principal investment techniques and corresponding risks are more fully described in the Fund's SAI.



                                              v   Fund uses or currently
                                                  anticipates using
                                              -   Permitted, but Fund does not
Investment Technique or Practice                  currently anticipate using
------------------------------------------------------------------------------
Debt Securities
   Asset Backed Securities
        Collateralized Mortgage Obligations and
        Multiclass   Pass-Through  Securities           v
        Corporate  Asset-Backed  Securities             v
        Mortgage  Pass-Through  Securities              v
        Stripped  Mortgage-Backed   Securities          v
   Corporate Securities                                 v
   Exchange Traded Notes                                v
   Loans and Other Direct Indebtedness                  v
   Lower Rated Bonds                                    v
   Municipal  Bonds                                     v
   U.S.  Government  Securities                         v
   Variable  and  Floating  Rate
        Obligations                                     v
   Zero Coupon Bonds,  Deferred Interest
        Bonds and PIK Bonds                             v

Equity Securities                                       v

Foreign  Securities
   Exposure  Brady Bonds                                v
   Depository  Receipts                                 v
   Dollar-Denominated Foreign Debt Securities           v
   Emerging Markets                                     v

Forward Contracts
Future Contracts                                        v
Indexed Securities/Structured Products                  v
Inverse Floating Rate Obligations                       v
Investment in Other Investment Companies
    Open-End Funds                                      v
    Closed-End Funds                                    v
    Exchange Traded Funds                               v

Lending of Portfolio Securities                         v
Leveraging Transactions
Bank Borrowings                                         -
Mortgage "Dollar-Roll" Transactions                     v
Reverse Repurchase Agreements                           v

Options
        Options of Foreign Currencies                   v
        Options on Future Contracts                     v
        Options on Securities                           v
        Options on Stock Indices                        v
        Reset Options                                   v
        "Yield Curve" Options                           v

Repurchase Agreements                                   v
Short Sales                                             v
Short Term Instruments                                  v
Swaps and Related Derivative Instruments                v
Temporary Borrowings                                    v
Temporary Defensive Positions                           v
"When-Issued" Securities                                v
SBA Strips                                              v





                                   ACCESSOR 17

SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about the Fund's recent performance and investments, including:

     o Management's discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period

     o    Fund performance data and financial statements

     o    Fund holdings.

PORTFOLIO HOLDINGS. The Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Form N-Q can be viewed on the SEC's website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus. For shareholder inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual Report, SAI, and other information contact your financial intermediary or:

         Accessor Capital Management LP
         1420 Fifth Avenue, Suite 3600
         Seattle, Washington 98101
         800-759-3504
         206-224-7420
         web site:  www.accessor.com

         Securities and Exchange Commission
         Washington, DC  20549-0102
         Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
         e-mail:  publicinfo@sec.gov
         web site:  www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

                             ACCESSOR(R)FUNDS, INC.
                          1420 FIFTH AVENUE, SUITE 3600
                                SEATTLE, WA 98101
                         (206) 224-7420 / (800) 759-3504
                                www.accessor.com
                           ACCESSOR TOTAL RETURN FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                            Dated July 18, 2007



ACCESSOR(R) FUNDS, INC. ("Accessor Funds") is a multi-managed, open-end management investment company. Accessor Funds currently consists of eleven investment portfolios (collectively, the "Underlying Funds"), and six funds of funds investment portfolios (called the "Accessor Allocation Funds" or the "Allocation Funds") each with its own investment objective and policies. This Statement of Additional Information relates to one of the Underlying Funds, the Accessor Total Return Fund (the "Fund"). The investment portfolios are commonly known as mutual funds. The Fund is a non-diversified fund.



The Fund is offered through a separate prospectus dated July 18, 2007 (the "Prospectus"). A copy of the Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the appropriate Prospectuses.


The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                          2
INVESTMENT RESTRICTIONS, POLICIES AND RISKS                              2
MANAGEMENT OF THE FUND                                                  17
CODE OF ETHICS                                                          22
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                     22
INVESTMENT ADVISORY AND OTHER SERVICES                                  22
VALUATION                                                               29
FUND TRANSACTION POLICIES                                               30
PERFORMANCE INFORMATION                                                 32
TAX INFORMATION                                                         34
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          37
FINANCIAL STATEMENTS                                                    39
PROXY VOTING POLICIES AND PROCEDURES                                    39
APPENDIX A - RATINGS OF DEBT INSTRUMENTS                               A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES                      B-1



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


GENERAL INFORMATION AND HISTORY


Accessor Funds was incorporated in Maryland on June 10, 1991. Accessor Funds is authorized to issue fifteen billion shares of common stock, $.001 par value per share, and is currently divided into 17 Funds, one of which is discussed in this SAI. The Fund offers one class of shares. The Accessor Funds' Board of Directors ("Board of Directors") may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Accessor Funds, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of Accessor Funds under certain circumstances. All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors. Pursuant to Accessor Funds' Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. When you invest in the Fund, you acquire freely transferable shares of common stock that entitle you to receive annual, quarterly or monthly dividends as determined by the Fund's Board of Directors and to cast a vote for the Fund share you own at shareholder meetings.

Accessor Capital Management LP ("Accessor Capital"), a Washington limited partnership, is the manager and administrator of the Fund, pursuant to Management Agreements with the Fund. Accessor Capital is also the Fund's transfer agent, registrar, dividend disbursing agent and provides record keeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agency Agreement") with Accessor Funds.

INVESTMENT RESTRICTIONS, POLICIES AND RISKS

INVESTMENT RESTRICTIONS

The Fund's investment objective is not a fundamental policy, which means that it can be changed by the Board of Directors without the vote of a majority of the outstanding voting securities of the Fund.

Fundamental Investment Restrictions

The Fund is subject to the following "fundamental" investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated the Fund may not:

1. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.



- -2-

2. Borrow money or pledge its assets except to the extent such borrowing or pledging of assets is not prohibited by the 1940 Act and exemptive orders granted under such Act.

* 3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

* 4. Buy or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, exploration or development programs, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, exploration or development programs, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

5. Underwrite the securities of other issuers, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and exemptive orders granted under the 1940 Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under the Act.

*For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-Fundamental Investment Policies and Restrictions

The following is the Fund's non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval.

1. The Fund may not effect short sales, except short sales against-the-box; provided, however, that not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to short sales against-the-box.

2. Absent specific exemptive relief, the Fund may not invest in securities of other investment companies, except to the extent permitted under the 1940 Act. Under the 1940 Act, the Fund may not (i) invest more than 10% of its total assets (taken at current value) in such securities; (ii) own securities of any one investment company that has a value in excess of 5% of the Fund's total assets (taken at current value); or (iii) own more than 3% of the outstanding voting stock of any one investment company.

3. The Fund may not acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

4. The Fund intends to pledge, hypothecate, mortgage or otherwise encumber its assets, to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

5. The Fund does not currently to invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.

6. The Fund does not currently intend to make investments for the purpose of exercising control of management.

7. The Fund's entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets.

8. The Fund may invest up to 10% of its net assets in publicly traded real estate investment trusts ("REITs").

9. The Fund may not invest more than 5% of its net assets in privately-issued STRIPS.

10. The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund's expenses or to permit the Fund to meet redemption requests. Under normal circumstances, up to 50% of the Fund's net assets may be comprised of cash or cash equivalents. The Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable.

11. The Fund may invest up to 15% of its net assets in illiquid securities; for the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

12. The Fund may not purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments of up to 5% of its total assets after taking into account unrealized profits and losses in connection with transactions in futures contracts and related options.)

13. The Fund may not purchase warrants if as a result the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock
Exchanges. Warrants attached to other securities are not subject to this limitation. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

14. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest.

15. The Fund will invest up to 20% of its assets in fixed-income securities, including convertible securities, rated by S&P or Moody's, or in unrated securities deemed by Accessor Capital or the Money Manager to be of a lesser credit quality than BB/Ba or less. Generally, Government securities are unrated but considered to be of the highest quality. These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1,2 or 3 by Moody's to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

Accessor Capital monitors the credit quality of securities purchased for the Fund and reports to the Board of Directors on a quarterly basis. The Board of Directors reviews these reports. In selecting obligations for investment by the Fund, Accessor Capital and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If an obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital, will promptly reassess whether that security presents credit risks consistent with the Fund's credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund's credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Directors.

- -5-

INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of investments in which the Fund may invest, strategies the Fund may employ and a summary of related risks.

ASSET-BACKED SECURITIES are offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers, similar to the mortgage pass-through structures described below in "Risks of Investing in Asset-Backed and Mortgage-Related Securities" or in a pay-through structure similar to the collateralized mortgage structure.

CORPORATE OBLIGATIONS. Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; and (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.

DURATION. Duration is one of the fundamental tools used by used by the Money Manager of the Fund in security selection. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to change by approximately three percent with a one percent change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

The Fund's duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every one percent change in interest rate, the Fund's net asset value (the "NAV") is expected to change inversely by approximately one percent for each year of duration. For example, a one percent increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years, to decrease in value by approximately five percent (one percent interest rate increase multiplied by the five year duration).

EMERGING MARKET COUNTRIES. POLITICAL AND ECONOMIC FACTORS. The Fund may invest in emerging market countries. Investing in emerging market countries involves potential risks relating to political and economic developments abroad. Governments of many emerging countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in emerging countries, which could affect the value of securities in the Fund. The value of the investments made by the Fund will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the emerging countries in which the Fund had invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments, which could affect investments in those countries. While the Money Manager intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings. The Fund will treat investments that are subject to repatriation restrictions of more than seven (7) days as illiquid securities.

Certain of the risks associated with investments generally are heightened for investments in emerging countries. For example, securities markets in emerging countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in emerging countries than about domestic issuers. Emerging market country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in emerging countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of securities or, if the Fund had entered into a contract to sell securities, could result in possible liability to the purchaser.

Certain emerging countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Costs associated with transactions in securities of companies in emerging countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when a Fund purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in emerging countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

Throughout the last decade many emerging countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

FORWARD COMMITMENTS. The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

INFLATION-INDEXED BONDS. The Fund may invest in U.S. Treasury inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Interest payments on such bonds may vary because the interest principal and/or interest is periodically adjusted based on the current inflation rates. If the inflation index falls, the interest payable on these securities will also fall. The U.S. Treasury guaranteed that it would pay back the par amount of such bonds where there is a drop in prices.

ILLIQUID SECURITIES. Illiquid securities are (i) securities that are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act");
(ii) securities which are otherwise not readily marketable; (iii) repurchase agreements having a maturity of longer than seven days; (iv) certain interest only ("IO")/principal only ("PO") strips; and (v) and over-the-counter ("OTC") options. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVERSE FLOATERS. The Total Return Fund may invest in inverse floaters. Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity.

INVESTMENT COMPANIES (including ETFs and HOLDRS). A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies.

EXCHANGE TRADED FUNDS (ETFS) are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, a market sector such as energy or technology, or a commodity such as gold or petroleum.

ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds). When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors.

Trading in leveraged ETFs is relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

EXCHANGE TRADED NOTES (ETN) are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index. ****

HOLDING COMPANY DEPOSITORY RECEIPTS (HOLDRs), are securities that represent ownership in the common stock or American Depository Receipts (ADR) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRS represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDRs for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRS is directly related to the value of the underlying securities, it is important to remember that you could lose a substantial part of your original investment in HOLDRS. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRS cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRS were selected without regard for their value, price performance, volatility or investment merit. They may or may not have been recommended by Merrill Lynch and Sector changes The composition of a HOLDR doesn't change after issue, except in special cases like corporate mergers, acquisitions or other specified "Reconstitution Events". As a result, stocks selected for those HOLDRS with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, your HOLDRS may not provide the same targeted exposure to the industry that was initially expected.

LOWER-RATED DEBT SECURITIES. The Fund may invest in lower rated debt securities. Debt securities rated lower than BBB by S&P or Baa by Moody's are commonly referred to as "junk bonds". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Fund if it invests in these debts securities.

The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.

Lower-rated debt securities possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by the Fund defaulted, the Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of the Fund's assets.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on the ability to both value accurately lower-rated debt securities and the Fund's assets, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated debt securities, especially in a thinly traded market.

LIQUIDITY MANAGEMENT PRACTICES. The Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. Letters of Credit are limited to 20% of the Fund's net assets as determined at the end of each calendar quarter, while Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. The assumption behind such a put transaction is that the securities being put are subject to an unforeseen liquidity squeeze that would cure itself over some intermediate period of time, but not in a time necessary to meet shareholder redemption requests. Once eligible securities are put

- -7-
under a Letter of Credit arrangement, there is no recourse to the Fund, that the bank or financial intermediary would contractually be able to attest.

In the case of a Line of Credit arrangement the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral. Typically, this arrangement is a temporary affair meant to meet redemption requests that temporarily exceed the cash equivalents available within the Fund. For example, the Fund processes redemption requests on a daily basis. As a general rule the Fund would not know the aggregate value of those redemption requests until after the close of trading on any given day. At that point it would be impossible for the Fund to sell securities for regular settlement the following day in order to meet the redemption requests that will need to be serviced on that following day. A Line of Credit arrangement would facilitate the satisfaction of these redemption requests.

MONEY MARKET INSTRUMENTS. The Fund may invest up to 50% of its net assets in obligations maturing in 13 months or less in:

U. S. Treasury Securities or securities issued by other agencies of the U. S. Government, its instrumentalities or sponsored enterprises ("U.S. Government Securities"). Some U.S. Government Securities such as Treasury bills, notes and bonds, as well as certain agency securities, such as the guaranteed portion of Small Business Administration 7(a) ("SBA") securities, are supported by the full faith and credit of the United States. Some agency securities are simply backed by the credit worthiness of the issuing U. S. Government agency such as Federal Farm Credit Discount Notes. Thus, no assurance can be given that the latter type of Government Securities will be supported by the U. S. Government, should the need arise.

U. S. Government Securities include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U. S. Government, its agencies, authorities or instrumentalities. This includes loans made to foreign governments or their agencies or instrumentalities such as securities issued by the U.S. Agency for International Development ("USAID"). The secondary market for certain of these U. S. Government Securities is often extremely limited. Therefore, in the absence of a suitable secondary market, such Government Securities may be deemed to be illiquid.

Bank and Corporate Obligations. The Fund may invest in commercial paper, including variable amount master demand notes and commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

The Fund may also invest in certificates of deposit issued by various depository institutions, unsecured bank promissory notes, and bankers' acceptances. A certificate of deposit is issued against deposited funds that mature at a specific future time period, and accrue at a specific or variable interest rate. Typically, these deposits are insured by the full faith and credit of the U. S. Government up to $100,000 per depositor, per bank, through a variety of federal government depository entities such as the Federal Deposit Insurance Corporation. Typically, withdrawal penalties are imposed for withdrawal prior to maturity on certificates of deposit.

Bankers' acceptances are negotiable drafts that are normally drawn by an importer or exporter to pay for specific merchandise, which then are accepted by a bank, meaning that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances, along with notes issued by banking institutions, are only as secure as the credit worthiness of the issuing or accepting depository institution.

Demand notes are obligations of issuing organizations that share the credit profile of commercial paper. The distinct difference is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, demand notes are issued by a corporation and liquidated on demand. There is no secondary market. Typically the issuance consists of two parts, an "A" note and a "B" note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the "A"
note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The "B" note can be redeemed at any time for any amount presently outstanding.

Repurchase Agreements. The Fund may enter into repurchase agreements with securities dealers, who use this method to finance the inventory of securities that are part of their market making activity. Repurchase agreements have characteristics that are similar to collateralized loans, however, properly structured repurchase agreements involve the outright sale of securities, under agreement to repurchase them, typically overnight. The Fund may enter into repurchase agreements using forms of collateral that could otherwise be held in long positions within the Fund.

MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities." Most mortgage-related securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrower. The Fund may invest in mortgage-related securities, and, in particular, mortgage pass-through securities, mortgage-related securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates"), FNMA and FHLMC mortgage-backed obligations and mortgage-backed securities of other issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers). GNMA creates mortgage-related securities from pools of Government-guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. FNMA and FHLMC issue mortgage-related securities


- -8-
from pools of conventional and federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. The GNMA, FHLMC or FNMA Certificates are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund).

The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, in the Fund's opinion, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities; however, these securities generally have the potential for greater fluctuations in yields as their prices will not generally fluctuate as much as more traditional fixed-rate debt securities.

In the case of mortgage pass-through securities, such as GNMA Certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure) may expose the Fund to a lower rate of return upon reinvestment of the principal. For example, with respect to GNMA Certificates, although mortgage loans in the pool will have maturities of up to 30 years, the actual average life of a GNMA Certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the Certificates.

In addition, tracking the "pass-through" payments on GNMA Certificates and other mortgage-related and asset-backed securities may, at times, be difficult. Expected payments may be delayed due to the delays in registering newly traded paper securities. The Fund's Custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Some mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and should not be subject to this risk of delays in timely payment of income.

The Fund may invest in pass-through mortgage-related securities, such as fixed-rate mortgage-related securities ("FRMs") and adjustable rate mortgage-related securities ("ARMs"), which are collateralized by fixed rate mortgages and adjustable rate mortgages, respectively. ARMs have a specified maturity date and amortize principal much in the fashion of a fixed-rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that ARMs will behave like FRMs in that current levels of prepayments of principal on the underlying mortgages could accelerate. One difference between ARMs and FRMs is that, for certain types of ARMs, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. The Fund will generally only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by Government National Mortgage

- -9-

Association ("GNMA") Certificates, Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and in CMOs issued by FHLMC.

The Fund may also invest in Whole Loan CMO's. A Whole Loan CMO is a mortgage-backed security (MBS) whose underlying mortgage loans do not conform to GNMA, FNMA, and FHLMC pooling requirements. Typically, the underlying mortgage loans are larger than GNMA's, FNMA's and FHLMC's maximum conforming loan size. Thus the loans are pooled by a private entity that in turn issues an MBS. Generally, the private entities employ some type of credit enhancement(s) to assure investors of the timely receipt of their principal and interest payments.

A REMIC must elect to be, and must qualify for treatment as such, under the Internal Revenue Code of 1986, as amended (the "Code"). A REMIC must consist of one or more classes of "regular interests," some of which may be adjustable rate, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Fund does not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

OPTIONS. The Fund may purchase put and call options and write (sell) "covered" put and "covered" call options. The Fund may purchase and write options on stocks and stock indices. These options may be traded on national securities exchanges or in the over-the-counter ("OTC") market. Options on a stock index are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Fund may also purchase and write options on currencies. Currency options may be either listed on an exchange or traded OTC. Options on currencies are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Fund may purchase and write options on securities. The Fund may write covered put and call options to generate additional income through the receipt of premiums, may purchase put options in an effort to protect the value of securities in their portfolios against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities they intend to purchase.

A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash, U.S. Government securities or other liquid securities (such as readily available marketable obligations and money market instruments) with a value sufficient at all meet its potential obligations under the call option not covered as provided in (i) above. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is "covered" if the Fund deposits with Accessor Funds' Custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

The Fund may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on the Nasdaq Stock Market. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Fund. OTC options differ from exchange-traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in "Illiquid Securities."

The Fund will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Fund exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Fund will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Fund's total net assets, subject to the foregoing limitations.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

RISKS OF TRANSACTIONS IN OPTIONS. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Fund intends to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions. The Fund will treat purchased OTC options and cover for written OTC options as illiquid unless the OTC option written by the Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

PRIVATELY-ISSUED STRIP SECURITIES. The Fund may invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities ("privately-issued STRIPS"). Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. Government. Stripped securities may be more volatile than non-stripped securities. The Fund may particularly invest in U.S. Small Business Administration ("SBA") strips.

REAL ESTATE-RELATED SECURITIES. A real estate investment trust is an investment trust that owns and manages a pool of commercial properties and mortgages and other real estate assets; shares can be bought and sold in the stock market. Publicly traded REITs generally engage in acquisition, development, marketing, operating and long-term ownership of real property. A publicly traded REIT meeting certain asset-income and distribution requirements will generally not be subject to federal taxation on income distributed to its shareholders.

REAL ESTATE INVESTMENT TRUSTS.  Real Estate Investment Trusts (REITs).  The
Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income. The Fund does not currently intend to invest a significant portion of its assets in REITs but have the flexibility to invest up to 10%.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund purchases a fixed-income security, generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit, from a commercial bank, or broker or dealer, and simultaneously agrees to sell the security back to the original seller at an agreed upon price and date (normally, the next business day). The securities purchased by the Fund will have a total value in excess of the value of the repurchase agreement and will be held by Fifth Third Bank, the Fund's custodian (the "Custodian"), either physically or in a book-entry system, until repurchased. Repurchase agreements will at all times be fully collateralized by U.S. Government Securities or other collateral, such as cash, in an amount at least equal to the repurchase price, including accrued interest earned on the underlying securities, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Fund will require additional collateral. If the party agreeing to repurchase should default and if the value of the collateral securing the repurchase agreements declines below the repurchase price, the Fund may incur a loss. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the counterparty to the repurchase agreement becomes bankrupt or otherwise fails to deliver securities. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase agreement transactions to counterparties who meet creditworthiness standards approved by the Board of Directors, which include commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million. See "Investment Restrictions, Policies and Risks
- - Illiquid Securities."

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby the Fund sells and simultaneously agrees to repurchase a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains the right to receive interest and principal payments. At the agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forego principal and interest paid on the securities. The Fund is

- -10-
compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

At the time the Fund enters into reverse repurchase agreements or dollar rolls, the Fund will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the counterparty to a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

RIGHTS AND WARRANTS. Warrants are instruments that give the holder the right to purchase the issuer's securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See "Investment Restrictions" for a description of the Fund's abilities to invest in warrants and rights.

RISKS OF INVESTING IN ASSET-BACKED AND MORTGAGE-RELATED SECURITIES. The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund is likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities


- -11-
may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances. Additionally, certain mortgage or asset-backed securities are supported by certain guarantees that are made by U. S. Government agencies that do not enjoy the full faith and credit guarantee available from the U. S. Government directly.

RULE 144A SECURITIES. The Fund may purchase securities that are not registered under the Securities Act, but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Fund in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Accessor Capital anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of the Fund's securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. Accessor Capital will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. The Money Manager will monitor the liquidity of such restricted securities subject to the supervision of Accessor Capital and the Board of Directors. In reaching liquidity decisions, the Money Manager must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a "regular way" for the type of security at issue.

SECURITIES LENDING. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. Such loans must be callable at any time by the Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Fund will be invested in any securities in which the Fund is authorized to invest. The advantage of such loans is that the Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Directors, as monitored by Accessor Capital and the lending agent. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would be borne by the Fund.

Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SHORT SALES AND SHORT SALES AGAINST-THE-BOX. A short sale is a transaction in which the Fund sells a security it does not own but borrows for purposes of delivery, in anticipation of a decline in the market value of that security. Short sales against-the-box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind and amount to the securities sold short). The Fund may make such sales or maintain a short position, provided that at all times when a short position is open, the Fund sets aside in a segregated custodial account while the short sales remains outstanding an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short.

SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Money Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; and (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

TEMPORARY DEFENSIVE POLICIES. If, in the opinion of Accessor Capital and/or the Money Manager, as applicable, market or economic conditions warrant, the Fund may adopt a temporary defensive strategy.

U.S. SMALL BUSINESS ADMINISTRATION ("SBA") STRIPPED SECURITIES. The Fund purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, issued by the U.S. Small Business Administration, are issued at a discount to their "face value." Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Treasury securities that include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund, may also invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("Government Sponsored Entities" or "GSEs"). Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such Government Sponsored Entities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund may purchase U.S. Government obligations on a forward commitment basis.

Government Sponsored Entities are financing entities created by Congress to fund loans to certain groups of borrowers such as homeowners, farmers and students. GSEs are also sometimes referred to as federal agencies or federally sponsored agencies. All GSE debt is sponsored but not guaranteed by the federal government, whereas government agencies such as Government national Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Some carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration ("SBA"). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U. S. Government to make good on obligations of these GSEs. Secondly, some GSEs' income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Thirdly, under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission.

VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The Fund may purchase variable rate U.S. Government Securities that have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate U.S. Government Securities on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate

- -13-
demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations that are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Money Manager of the Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, securities may be purchased in transactions where, although the security is delivered and paid for by regular-way settlement, the delivery period established by the securities industry for that particular security results in the payment and delivery at a future date. By the time of its delivery, such a security may be valued at less than the purchase price. Although the time period for settlement may be beyond several days, the securities are delivered for settlement within the time frame that the securities industry has established for that type of security. Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If the Fund sells such a security before the security has been issued (or delivered), the Investment Adviser will instruct the Custodian to segregate assets to cover the security to satisfy the Fund's delivery obligations. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon securities with remaining maturities of less than 1 year, subject to the requirements of the FFIEC 20% risk based capital or better. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

                   DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS


In accordance with rules established by the SEC, the Fund sends semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-202-551-8090).


- -14-

The portfolio holdings of the Fund and other information concerning portfolio characteristics may be considered material, non-public information. The Board of Directors has adopted policies with respect to the disclosure of the Fund's portfolio holdings. These policies apply to all officers, employees and agents of the Fund, including the Fund's investment adviser. Such policies and procedures regarding the disclosure of portfolio securities are designed to prevent the misuse of material, non-public information about the Fund. It is the policy of the Fund not to separately disclose to any person the current portfolio holdings of the Fund. No person who is covered by this policy may disclose the current portfolio holdings to any person, except as provided below.

Pursuant to this policy, for the legitimate business purposes stated below, the Fund's general policy of preventing selective disclosure of portfolio holdings will not apply in the following instances: (1) where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Fund; (2) where the person to whom the disclosure is made has expressly agreed in writing to maintain the disclosed information in confidence and such disclosure is made to such person in advancement of a valid business purpose of the Fund; (3) where disclosure is made to an entity whose primary business is the issuance of credit ratings, provided that the information is disclosed solely for the purpose of developing a credit rating and the entity's ratings are publicly available; or (4) as may be required by federal and/or securities laws or other regulatory bodies or entities. When portfolio holdings are disclosed for these legitimate business purposes, the Fund requires that the party receiving the information enter into a confidentiality agreement, which prohibits the disclosure of the portfolio holdings information to any other party and prohibits any trading or other misuse of such information. Prior to the disclosure of the Fund's portfolio holdings for the legitimate business purposes as set forth above, the Fund's Chief Compliance Officer ("CCO") will review such request and make a determination that it is in the best interest of the Fund to disclose such information. In the event that such disclosure of information produces a conflict of interest, then the CCO will make a determination as to whether such conflict can be resolved or whether the disclosure cannot be made as a result of such conflict of interest.


Under it's policies, the Fund does not disclose its portfolio holdings in exchange for compensation.

The Fund does have on-going arrangements with certain specified persons or entities for the disclosure of the Fund's portfolio holdings. The Fund provides top ten portfolio holdings in certain marketing materials and on www.accessor.com at the end of each month. The Fund provides monthly portfolio holdings to reporting services such as Morningstar. The Fund's Money Managers are asked to review the holdings generally on a quarterly basis, although they may request more frequent information from either the custodian or fund accounting agent. Both the custodian and fund accounting agent have daily access to the portfolio holdings of the Fund. The independent registered public accounting firm receives the Fund's portfolio holdings on at least a quarterly basis. Service providers who track corporate actions and class action law suits may have access to the portfolio holdings of the Fund. The Fund does not have any on-going arrangements to provide portfolio holdings with any other persons.


As of July 18, 2007, the following entities will receive portfolio holdings information as specified:




Firm                                        Purpose                 Timing      Lag Time*
-----                                       -------                 ------      --------


SEI Investments Global Funds Services       Fund Accounting Agent   Daily       None
Morgan Lewis                                Law Firm                Quarterly   one month
Deloitte & Touche LLP         D              Public accounting firm  Quarterly   one month
Fifth Third Bank                            Custodian               Daily       None
Morningstar                                 Reporting Service       Monthly     10th business day
Lipper                                      Reporting Service       Monthly     10th business day
Pennant Management                          Portfolio Manager       Daily       None


*Represents the length of time between the date of the information and the date on which the information is disclosed.


The Board of Directors has authorized the Fund's CCO or its designee to authorize the release of the Fund's current portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. Whenever any person covered by these policies receives a request for information relating to the Fund's current portfolio holdings, such request must be made directly to the CCO or its designee who will make the determination whether the disclosure will be made in that instance. The Fund's CCO reports quarterly to the Board of Directors if a disclosure of the Fund's current portfolio holdings was made outside of the requirements of this Policy. The CCO or its designee will maintain and preserve in an easily accessible place a copy of this Policy, and for a period of not less than six years, any written records completed in accordance with this Policy.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by in a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the

- -15-
hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.




























- -16-

                        MANAGEMENT OF THE ACCESSOR FUNDS

The Directors and Officers of Accessor Funds are listed below. All Directors and Officers listed are currently Directors and Officers of Accessor Funds and have served in that capacity continuously since originally elected or appointed. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.


                                                                                                    NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN
                                                                           OCCUPATIONS            FUND COMPLEX          OTHER
      NAME, ADDRESS             POSITION WITH           TERM OF            DURING PAST            OVERSEEN BY       DIRECTORSHIPS
         AND AGE                ACCESSOR FUNDS           OFFICE            FIVE YEARS               DIRECTOR            HELD

INTERESTED DIRECTOR

J. Anthony Whatley, III(1,2)  Director, President    All Positions     Director and President,     15              None
Age 63                        & Principal            Held Since 1991   Accessor Capital
1420 Fifth Avenue             Executive Officer                        Corporation, since
Seattle, WA 98101                                                      August 2000;
                                                                       Executive Director
                                                                       Accessor Capital
                                                                       Management LP since
                                                                       April 1991.

NONINTERESTED DIRECTORS


George G. Cobean, III         Director               Director Since    Director, Vice              15              Director, Action
Age 68                                               1991              President, Martinson,                       Auto Glass of
1420 Fifth Avenue                                                      Cobean & Associates,                        Tacoma, Inc.;
Seattle, WA 98101                                                      P.S. (certified public                      Director, Tigre
                                                                       accountants) since                          Tierra
                                                                       1973.                                       Manufacturing Co.

Geoffrey C. Cross             Director               Director Since    President, Geoffrey C.      15              None
Age 67                                               1993              Cross P.S., Inc.,
1420 Fifth Avenue                                                      (general practice of
Seattle, WA 98101                                                      law) since 1970.


Each Director is elected for an indefinite term, until his successor is elected.

==================================================================================================================================
(1) J. Anthony Whatley, III is an interested director of Accessor Funds due to his employment by and/or indirect interest in
    Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

      NAME, ADDRESS           POSITION WITH                TERM OF                       PRINCIPAL OCCUPATIONS
         AND AGE              ACCESSOR FUNDS                OFFICE                       DURING PAST FIVE YEARS

Linda V. Whatley(2)         Senior Vice President      Officer Since 1991          Vice President, Accessor Capital
Age 48                      & Assistant Secretary                                  Management LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101

Robert J. Harper            Senior Vice President      Officer Since 1995          Director and Treasurer, Accessor
Age 62                                                                             Capital Corporation, since August
1420 Fifth Avenue                                                                  2000; Director of Sales and  Client
Seattle, WA 98101                                                                  Service, Accessor Capital Management
                                                                                   LP since October 1993


Christine J. Stansbery      Senior Vice                Officer Since 1995          Chief Compliance Officer since
Age 54                      President, Secretary                                   October 2004; Vice President,
1420 Fifth Avenue           & Chief Compliance                                     Accessor Capital Corporation, since
Seattle, WA 98101           Officer                                                April 2001; Assistant Vice President -
                                                                                   Compliance since January 1997,
                                                                                   Regulatory Manager from March through
                                                                                   December 1996, Accessor Capital
                                                                                   Management LP.


Darin K. Dubendorf          Vice President             Officer Since 2002          Regional Director, Accessor Capital
Age 40                                                                             Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101


==========================================================================================================================
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.



Deborah Jean Bryan          Vice President             Officer since 2003          Director of Operations and
Age 39                      AML OFFICER                                            Information Technology since June
1420 Fifth Avenue                                                                  2003, Director of Operations since
Seattle, WA  98101                                                                 November 1998, Accessor Capital
                                                                                   Management since July 1997.

Justin Hudson Roberge       Assistant Treasurer        Officer since 2004          Jr. Investment Analyst, Accessor
Age 30                      and Vice President                                     Capital Management, since June
1420 Fifth Avenue                                                                  2004; Operations Associate,
Seattle, WA 98101                                                                  Accessor Capital Management, since
                                                                                   April 2002; Registered Representative,
                                                                                   Diversified Financial Concepts, since
                                                                                   September 2001; Operations Associate,
                                                                                   Harris Investor Line, since March 2000;
                                                                                   Full-time student, University of
                                                                                   Washington, September 1995-December
                                                                                   1999.

- -19-

ROLE OF THE BOARD OF DIRECTORS

The Directors of Accessor Funds are responsible for the overall management and supervision of Accessor Funds' affairs and for protecting the interests of the shareholders. The Directors meet periodically throughout the year to oversee Accessor Funds' activities, review contractual arrangements with service providers for Accessor Funds and review Accessor Funds' performance.

AUDIT COMMITTEE. The Board of Directors of Accessor Funds has created an Audit Committee comprised solely of the Directors who are not "interested persons" of Accessor Funds as that term is defined under the 1940 Act ("Noninterested Directors"). The Audit Committee considers matters relating to the scope and results of each Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board. The Audit Committee also makes recommendations to the full Board regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of Accessor Funds and certain service providers. The Audit Committee currently consists of Mr. Cobean and Mr. Cross. The Audit Committee meets at least once during each fiscal year of the Funds, and generally meets quarterly prior to the regular Board of Directors meeting. The Audit Committee met four times during the fiscal year ended December 31, 2006. In addition, representatives from the Fund's independent accountant frequently attend the quarterly Board meetings and thus are available to consult with the Board, including the Audit Committee separately when appropriate.


SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Director in the Fund and in all Accessor Funds overseen by the Director as of December 31, 2006.


NAME OF DIRECTOR                         DOLLAR RANGE OWNED OF FUND                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES OWNED IN ALL REGISTERED
                                                                                    ACCESSOR FUNDS OVERSEEN BY DIRECTOR
- ------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

J. Anthony Whatley III                  Aggressive Growth Allocation Fund         $50,001 - $100,000
                                        $10,001 - $50,000
                                        Income & Growth Allocation Fund
                                        $10,001 - $50,000
                                        Income Allocation Fund
                                        $10,001 - $50,000

NONINTERESTED DIRECTORS

George G. Cobean III                    International Equity Fund                 $10,001 - $50,001
                                        $10,001 - $50,000

Geoffrey C. Cross                       Small to Mid Cap Fund                     Over $100,000
                                        $50,001 - $100,000
                                        International Equity Fund
                                        $50,001 - $100,000


DIRECTOR CONFLICTS OF INTEREST


DIRECTOR POSITIONS. As of December 31, 2006, no Noninterested Director (or any of their immediate family members) owned beneficially or of record any class of securities of Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

DIRECTOR INTERESTS. During the two years ended December 31, 2006, no Noninterested Director (or their immediate family members) had any direct or indirect interest in Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

COMPENSATION TABLE

The Board met five times during the fiscal year ended December 31, 2006. The following table shows the compensation paid by the Accessor Funds to the Directors during that year:


- ------------------------------------------------------------------------------------------------------------------------
NAME                        AGGREGATE COMPENSATION    PENSION OR ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                             FROM ACCESSOR FUNDS       RETIREMENT BENEFITS UPON        ACCESSOR FUNDS PAID TO
                                                       BENEFITS ACCRUED RETIREMENT           DIRECTORS
                                                       AS PART OF THE
                                                       FUNDS EXPENSES
- ------------------------------------------------------------------------------------------------------------------------
- ------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

J. Anthony Whatley III       None                      None                 None                 None

NONINTERESTED DIRECTORS

George G. Cobean III         $21,000                   None                 None                 $21,000

Geoffrey C. Cross            $21,000                   None                 None                 $21,000



Noninterested Directors of Accessor Funds were paid fees of $3,000 per meeting plus out-of-pocket costs associated with attending Board meetings until August 2006. Beginning with the August 2006 board meeting, the Directors were paid fees of $5,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of Accessor Funds so request, they will be deemed to have resigned from the Board of Directors at the same time their employment with Accessor Capital terminates. Accessor Fund's officers and employees are paid by Accessor Capital and receive no compensation from Accessor Funds, except that the Board of Directors has determined that Accessor Funds' shall reimburse Accessor Capital for a portion of the compensation paid to the Accessor Funds' CCO.

- -21-

CODE OF ETHICS


Accessor Funds, Accessor Capital, the Money Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act that establishes standards by which certain covered persons of the respective entities must abide relating to personal securities trading conduct. Under the Code of Ethics, covered persons (who include, among others, directors and officers of Accessor Funds and employees of Accessor Funds, Accessor Capital, the Money Manager and the Distributor), are generally prohibited from engaging in personal securities transactions with certain exceptions as set forth in the Code of Ethics. The Code of Ethics also contains provisions relating to the reporting of any personal securities transactions, and requires that covered persons shall place the interests of shareholders of Accessor Funds before their own. The Code of Ethics are on public file with, and are available from, the SEC.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of July 18, 2007, no persons were the owners, of record or beneficially, of 5% or more of the shares of the Fund as set forth below. Persons beneficially owning more than 25% of the voting securities of a Fund are deemed to be a "control person" of the Fund.

As of July 18, 2007, none of the Directors and officers of Accessor Funds, as a group, beneficially owned more than 1% of the shares of the Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

The Fund's day-to-day operations are performed by separate business organizations under contract to Accessor Funds. The principal service providers are:

Manager, Transfer Agent,                        Accessor Capital Management LP
Registrar and Dividend Disbursing Agent

Custodian                                       Fifth Third Bank

Administrator and                               SEI Investments Global
Fund Accounting Agent                           Funds Services

Money Manager                                   Pennant Management, Inc.

Distributor                                     SEI Investments Distribution
                                                Company


Legal Counsel                                   Morgan, Lewis & Bockius LLP


Independent Registered Public
Accounting Firm                                 Deloitte & Touche LLP



MANAGER, TRANSFER AGENT, RESISTRAR AND DIVIDEND DISBURSING AGENT

Accessor Capital is the manager of the Fund, pursuant to a Management Agreement with the Accessor Funds on behalf of the Underlying Funds. Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for the Fund. Under the


- -22-

Management Agreement, Accessor Capital provides the Fund with office space and equipment, and the personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties such as the Money Manager, Fifth Third Bank that serves as the Custodian, SEI Investments Global Funds Services that serves as the Administrator and Fund Accounting Agent, and SEI Investments Distribution Company that serves as Distributor. Accessor Capital also develops the investment program for the Fund, selects Money Manager (subject to approval by the Board of Directors), monitors the Money Manager's investment programs and results, and may exercise investment discretion over the Fund and assets invested in the Fund's liquidity reserves, or other assets not assigned to a Money Manager. Accessor Capital currently invests all the assets of the U.S. Government Money Fund and the Accessor Allocation Funds. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for Accessor Funds and provides certain administrative and compliance services to Accessor Funds.

Under the Management Agreement, Accessor Capital has agreed not to withdraw from Accessor Funds the use of Accessor Funds' name. In addition, Accessor Capital may not grant the use of a name similar to that of Accessor Funds to another investment company or business enterprise without, among other things, first obtaining the approval of Accessor Funds' shareholders.

The Management Agreement was approved initially by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on June 17, 1992, by the shareholders of the Growth Fund, Value Fund (formerly referred to as Value and Income Portfolio), Small to Mid Cap Fund (formerly referred to as the Small Cap Portfolio) and International Equity Fund on June 17, 1992, by the shareholders of the Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund and U.S. Government Money Fund on August 3, 1992, and by the sole shareholder of the High Yield Bond Fund on May 1, 2000. The Management Agreement has been renewed by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement each year. The Management Agreement was amended to include the Total Return Fund on February 16, 2007. The Management Agreement was most recently approved by the Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on December 20, 2006, and with respect to the Total Return Fund on February 16, 2007.

A discussion of the Board's considerations in approving the management agreement is included in the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2006.

ACCESSOR CAPITAL'S FEES. The Fund pays Accessor Capital as manager of the Fund, pursuant to the Management Agreement between Accessor Capital and Accessor Funds a fee equal on an annual basis to 0.12% of the Fund's average daily net assets.


As an investment manager of the Fund, Accessor Capital develops the investment programs for the Fund, selects the Money Manager for the Fund and monitors the performance of the Money Manager.


The Total Return Fund has not opened for investment operations and therefore Accessor Capital has received no fees under its Management Agreement with the Fund.




- -23-

OTHER ACCESSOR CAPITAL SERVICES. Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to the Fund pursuant to a Transfer Agency Agreement between Accessor Capital and the Fund. Sub-transfer agent and compliance services are provided to the Fund under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Accessor Capital receives (i) a fee equal to 0.08% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction. Accessor Capital is also reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. No fees have been paid to Accessor Capital for the fiscal years ended December 31.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by Accessor Capital. Accessor Capital or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Fund, for transaction processing, recordkeeping or shareholder services.

For example, shares in the Fund's may be owed by certain intermediaries for the benefit of their customers. Because Accessor Capital often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund may, at the discretion of a retirement plan's named fiduciary or administrator, be paid for provided services that would otherwise have been performed by Accessor Capital or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Accessor Capital or an affiliate or by an unaffiliated third party.

The general and managing partner of Accessor Capital is Accessor Capital Corporation, which is a Washington corporation owned predominantly by J. Anthony Whatley III and the key management personnel of Accessor Capital. Zions Investment Management, Inc., a wholly-owned subsidiary of Zion's First National Bank, N.A., is the sole limited partner of Accessor Capital. The officers and directors of Accessor Capital Corporation who are also officers and/or directors of Accessor Funds, Inc. are: J. Anthony Whatley III, Robert J.
Harper and Christine J. Stansbery. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101.

CUSTODIAN

The Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, ("Fifth Third") a banking company organized under the laws of the State of Ohio, is the Fund's Custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be bought or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. Fifth Third is paid by the Fund an annual fee and also is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Fifth Third also acts as Custodian for investors of the Fund with respect to the individual retirement accounts ("IRA Accounts").

ADMINISTRATOR AND FUND ACCOUNTING AGENT

SEI Investments Global Funds Services (SEIGFS), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEIGFS. SEI and its subsidiaries and affiliates, including SEIGFS, are providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SEIGFS and its affiliates also serve as administrator or sub-administrator to other mutual funds and is paid by the Fund an annual fee plus specified transactions costs for these services, and is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. The services include:




- -24-

DISTRIBUTOR

SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456 ("Distributor") serves as distributor for the Fund, pursuant to an agreement with Accessor Funds (the "Distribution Agreement"). The Distributor is an affiliate of SEIGFS, the Administrator and Fund Accounting Agent for the Fund. Under the Distribution Agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

The Distributor is compensated under the Distribution Agreement.

The Distribution Agreement for the Fund may be terminated at any time upon 60 days written notice without payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

The Distribution Agreement will continue in effect until two years from its effective date, and shall automatically continue for successive one year periods, provided that such continuance is specifically approved (i) by a vote of the Board of Directors or (ii) by a vote of a majority of the outstanding securities of the Fund; provided that, in any event, such continuance shall be approved by the vote of a majority of the non-Interested Directors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL



Deloitte & Touche LLP serves as the Fund's independent registered public accounting firm and in that capacity audits the Fund's annual financial
statements.   Morgan,   Lewis  &  Bokius  1701  Market   Street,   Philadelphia,
Pennsylvania 19103 serves as the Fund's outside legal counsel.



MONEY MANAGER

The Money Manager is selected by Accessor Capital and has no affiliation with or relationship to the Fund or Accessor Capital other than as discretionary manager for the Fund's assets. In addition, the Money Manager and its affiliates may effect brokerage transactions for the Fund. See "Fund Transaction Policies--Brokerage Allocations." The Money Manager Agreement is approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money
Manager Agreement, prior to the Agreement's effective date. The term of the Money Management Agreement is two years following its effective date. Following the initial two-year term, the Money Management Agreement is reviewed annually by the Board of Directors. A discussion of the Board's considerations in approving the Money Manager Agreement will be included in the Fund's Annual Report to Shareholders for the Fiscal Year ended December 31, 2007. The table below sets forth the effective date and Board and shareholder approval dates for the current Money Management Agreements for the Fund.



                                                      Current Money
                                                      Manager Agreement     Most Recent       Shareholder Approval
                            Current Money Manager     Effective Date        Board Approval    Date
Fund                                                                        Date
- -------------------------------------------------------------------------------------------------------------------
Total Return Fund          Pennant Management         Currently not effective  February 17, 2007   Fund not open


- -------------------------------------------------------------------------------------------------------------------

*Accessor Funds has obtained an exemptive order from the SEC that allows Accessor Funds to enter into an agreement or to change the Fund's Money Manager without shareholder approval, so long as, among other things, the Board of Directors approves the Money Manager change and new agreement. Where the Fund has changed Money Managers in accordance with this exemptive order, no shareholder approval was required and the original shareholder approval date for the previous agreement is shown.

- -25-

The Fund's Money Manager is Pennant Management, Inc., ("Pennant Management") a Wisconsin corporation that is a registered investment advisor under the Investment Advisors Act of 1940, as amended. Pennant Management is owned by U.S. Fiduciary Services, Inc., a Illinois corporation. U.S. Fiduciary Services is owned as follows:

Shareholder                                           Shares                 %

Roger L. Weston                                      517,724           43.625%
Michael Welgat                                       143,287           12.074%
Mark A. Elste                                        143,287           12.074%
John P. Culhane                                       74,227            6.255%
Marilyn H. Marchetti                                  54,542            4.596%
Richard F. Swenson                                    52,970            4.463%
Jay B. Kaun                                           42,211            3.557%
Todd C. Johnson and Heather M. Johnson                39,270            3.309%
Arnold E. Bruns                                       31,214            2.630%
Stephen J. Hartman and Barbara Hartman                25,518            2.150%
Eric Kroeger and Lauren Kroeger                       14,935            1.258%
Chris Weber                                           11,511            0.970%
Richard K. Berg, Jr. and Martha M. Berg                7,749            0.653%
Brad Rinsem                                            6,637            0.559%
Danielle Montesano and Robert Montesano                6,200            0.522%
Greg Beard                                             4,425            0.373%
Ronda Strasser                                         3,077            0.259%
Leta Chaney                                            1,438            0.121%
Richard Spurgeon                                       1,438            0.121%
Jim Benz                                               1,438            0.121%
Karen Bonn                                             1,438            0.121%
Jim Staruck                                              885            0.075%
Julie Williams                                           885            0.075%
Karen Russo                                              443            0.037%

The Officers of U.S. Fiduciary Services as of January 1, 2007, and their affiliations are:


                      U.S. Fiduciary Services, Inc.               GreatBanc Trust Co.                  Pennant Management, Inc.

Michael Welgat     Chief Executive Officer, President    Chief Executive Officer, President      Executive Vice President
Mark Elste         Executive Vice President, Chief       Executive Vice President, Chief         President, Chief Executive Officer,
                   Investment Officer, Chief             Investment Officer, Chief Operating     Chief Investment Officer
                   Operating Officer                     Officer
Brad Rinsem        Risk Management Officer, Secretary    Risk Management Officer, Secretary      Risk Management Officer, Secretary
Gregory Beard                                            Senior Vice President                   Senior Vice President
James Benz                                               Vice President
Richard Berg Jr.   Assistant Treasurer                   Senior Vice President, Assistant        Assistant Treasurer
                                                         Treasurer
Brian Bizzell
Karen Bonn                                               Senior Vice President
Arnold Bruns                                             Senior Vice President
Leta Chaney
Lorraine Creek                                           Operations Officer
John Culhane                                             Senior Vice President                   Senior Vice President
Patrick De Craene                                        Vice President
Pamela Ersly
Vaughn Gordy                                             Senior Vice President
Robin Hanson                                             Assistant Vice President
Stephen Hartman                                          Senior Vice President
Linda Jelinek      Senior Vice President, Director of    Senior Vice President, Director of      Senior Vice President, Director of
                   Human Resources                       Human Resources                         Human Resources
Jay Kaun           Treasurer                             Senior Vice President, Treasurer        Executive Vice President, Chief
                                                                                                 Operating Officer, Treasurer
Kevin Kolb                                               Vice President
Mary Krause        Director of Internal Audit            Director of Internal Audit              Director of Internal Audit
Eric Kroeger       Senior Vice President & Chief         Senior Vice President & Chief
                   Information Officer                   Information Officer
Paul Kroeger
Richard Long                                             Assistant Vice President
Marilyn Marchetti                                        Senior Vice President
John Marino                                              Vice President
Lauren McAfee      Compliance Officer, Internal          Compliance Officer, Internal            Chief Compliance Officer, Internal
                   Anti-Money Laundering Program         Anti-Money Laundering Program           Anti-Money Laundering Program
                   Coordinator, Information Security     Coordinator, Information Security       Coordinator, Information Security
                   Program Administrator, Assistant      Program Administrator, Assistant        Program Administrator, Assistant
                   Secretary                             Secretary                               Secretary
Janet McLaughlin
Jason Mikolanis    Technology Security Officer           Technology Security Officer             Technology Security Officer
Danielle Montesano                                       Senior Vice President
Jonathan Rigano                                          Vice President                          Vice President
Karen Russo
Lynn Skinner
Richard Spurgeon                                         Senior Vice President                   Senior Vice President
James Staruck                                            Vice President
Ronda Strasser                                           Vice President
Anne Umlauf                                              Vice President
Kathleen Ursa                                            Vice President
Chris Weber                                              Vice President                          Vice President
Julie Williams                                           Vice President



                                Salem Trust Company            USF Affiliate Services, Inc.                 Waretech, Inc.
                        ----------------------------------- ----------------------------------  ---------------------------------

Michael Welgat          Executive Vice President
Mark Elste              Executive Vice President, Chief     Chief Executive Officer
                        Investment Officer

Brad Rinsem             Chief Executive Officer, President, President, Secretary, Chief          Risk Management Officer,
                        Risk Management Officer, Secretary  Operating Officer, Risk Management   Secretary
                                                            Officer
Gregory Beard           Senior Vice President
James Benz
Richard Berg Jr.        Assistant Treasurer                 Assistant Treasurer                  Assistant Treasurer
Brian Bizzell           Trust Officer
Karen Bonn
Arnold Bruns                                                Senior Vice President                Vice President
Leta Chaney             Vice President, Regional
                        Manager-Tampa
Lorraine Creek
John Culhane            Senior Vice President
Patrick De Craene
Pamela Ersly            Assistant Vice President
Vaughn Gordy
Robin Hanson                                                Assistant Vice President
Stephen Hartman
Linda Jelinek           Senior Vice President, Director of  Senior Vice President, Director      Senior Vice President, Director
                        Human Resources                     of Human Resources                   of Human Resources
Jay Kaun                Senior Vice President, Treasurer    Treasurer                            Treasurer
Kevin Kolb
Mary Krause             Director of Internal Audit          Director of Internal Audit           Director of Internal Audit
Eric Kroeger            Senior Vice President & Chief       Senior Vice President & Chief        Chief Executive Officer,
                        Information Officer                 Information Officer                  President & Chief Information
                                                                                                 Officer
Paul Kroeger                                                                                     Vice President
Richard Long                                                Assistant Vice President
Marilyn Marchetti
John Marino
Lauren McAfee           Compliance Officer, Internal        Compliance Officer, Internal         Compliance Officer, Internal
                        Anti-Money Laundering Program       Anti-Money Laundering Program        Anti-Money Laundering Program
                        Coordinator, Information Security   Coordinator, Information Security    Coordinator, Information Securit
                        Program Administrator, Assistant    Program Administrator, Assistant     Program Administrator, Assistant
                        Secretary                           Secretary                            Secretary
Janet McLaughlin                                            Assistant Vice President
Jason Mikolanis         Technology Security Officer         Technology Security Officer          Technology Security Officer
Danielle Montesano
Jonathan Rigano         Vice President
Karen Russo             Vice President, Regional
                        Manager-Deerfield Beach
Lynn Skinner            Assistant Vice President
Richard Spurgeon        Senior Vice President, Chief        Senior Vice President
                        Operating Officer, Regional
                        Manager-Jacksonville
James Staruck
Ronda Strasser
Anne Umlauf
Kathleen Ursa
Chris Weber             Vice President
Julie Williams



The Directors of U.S. Fiduciary Services, and its affiliates, as of November 17, 2006 are:



                     U.S. Fiduciary Services, Inc.   GreatBanc Trust Co.      Pennant Management, Inc.
--------------      ----------------------------  --------------------------- ---------------------------

Roger Weston         Chairman of the Board                                    Vice Chairman of the Board
Todd Johnson         Vice Chairman of the Board                               Chairman of the Board
Mark A. Elste        Director                     Vice Chairman of the Board  Director
Michael Welgat       Director                     Chairman of the Board       Director
John T. Bruhn                                     Director
Robert Darr                                       Director
James F. Glenn M.D.                               Director
Eric Kroeger
Carmen McGarry                                    Director
Bradley K. Rinsem                                 Director
William Smith                                     Director


--------------      ------------------------------------------------------------------------------
                       Salem Trust Company     USF Affiliate Services, Inc.  Waretech, Inc.
--------------      ------------------------------------------------------------------------------
Roger Weston
Todd Johnson
Mark A. Elste       Vice Chairman of the Board Vice Chairman of the BoarVice Chairman of the Board
Michael Welgat      Chairman of the Board      Chairman of the Board    Chairman of the Board
John T. Bruhn       Director
Robert Darr         Director
James F. Glenn M.D. Director
Eric Kroeger                                   Director                 Director
Carmen McGarry      Director
Bradley K. Rinsem   Director                   Director                 Director
William Smith       Director

Pennant Management manages the investment portfolios of insurance companies, community banks, healthcare organizations, governmental units and other personal and employee benefit trusts and entities.

As of December 31, 2006, Pennant Management managed assets of approximately $1.2 billion.


- -26-

MONEY MANAGER FEES. The fees paid to the Money Manager of the Fund are paid pursuant to a Money Manager Agreement among Accessor Funds on behalf of the Fund, Accessor Capital and the Money Manager. The fees are payable at an annual rate of 50% of the Fund's average daily net assets.


The Money Manager may, from time to time, find it in the appropriate to waive all or part of its Fund Management Fee, if it deems it to be in the best interest of the Fund and its shareholders.


The Fund has not opened for investment operations and therefore the Money Manager has received no fees pursuant to its Money Manager Agreement.


                             FUND PORTFOLIO MANAGERS


Other Accounts Managed. The Money Manager uses a team approach to the management of the Fund. This team is led by Mark A. Elste as Chief Investment Officer. Mr. Elste and Chris J. Weber, Vice President, are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2006, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.



- -27-

- -------------------------------------------------------------------------------------------------------------
                               Number of       Total Assets of         Number of         Total Assets of
                               Accounts            Accounts            Accounts         Accounts Paying a
                                Managed                                Paying a          Performance Fee
                                                                      Performance
                                                                          Fee
- -------------------------------------------------------------------------------------------------------------
Mark A. Elste, CFA
- -------------------------------------------------------------------------------------------------------------
Registered Investment              0                  $0                   0                   $0
Companies
- -------------------------------------------------------------------------------------------------------------
Other Pooled Investment            0                  $0                   0                   $0
Vehicles
- -------------------------------------------------------------------------------------------------------------
Other Accounts                    0                   $0                   0                   $0
- -------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Chris J. Weber
------------------------------------------------------------------------------------------------------------
Registered Investment              0                  $0                   0                   $0
Companies
-------------------------------------------------------------------------------------------------------------
Other Pooled Investment            0                  $0                   0                   $0
Vehicles
- -------------------------------------------------------------------------------------------------------------
Other Accounts                     80                 $248,402,199         0                   $0
- -------------------------------------------------------------------------------------------------------------





As of July 18, 2007, the portfolio managers beneficially owned no shares of the Fund.


Possible Conflicts of Interest. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Pennant Management also manages another Accessor Fund, the Accessor Limited Duration Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. U.S. Fiduciary Services is the parent company of both Pennant Management and GreatBanc Trust Company. Officers of Pennant Management also serve as officers of GreatBanc Trust
Company. GreatBanc Trust Company receives certain fees from Accessor Capital Management for sharheolder services for assets in other Accessor Funds, not in the Total Return Fund or Limited Duration Fund. The assets used to calculate the fee may include assets managed by Pennant Management for its clients, but does not include assets of the Limited Duration Fund or the Total Return Fund.

The Money Manager may receive more compensation with respect to certain similar accounts than with respect to the Fund. This may create the potential conflict of interest for the Money Manager or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Money Manager could be viewed as having a conflict of interest to the extent that the Money Manager or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Money Manager may have an incentive to allocate securities that are expected to increase in value to favored funds.

The Money Manager has policies and procedures designed to manage the conflicts described above, such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

COMPENSATION. Portfolio managers at Pennant are compensated with a fixed salary plus a discretionary bonus based on the percentage of management fees received on the assets managed by the portfolio manager (not including the Fund). Compensation is not based on any performance related criteria. The year-end bonus is a function of the overall performance of the portfolio manager and the net revenue to the firm and is paid on a discretionary basis. Mr. Elste is compensated with a fixed salary plus a discretionary bonus based on the profits of the holding company, U.S. Fiduciary Services, Inc.


- -28-

FUND EXPENSES

The Fund pays all of its expenses other than those expressly assumed by Accessor Capital. The Fund's expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and Fund Accounting agent; (d) expenses of obtaining quotations for calculating the value of the Fund's assets; (e) expenses of obtaining Fund activity reports and analyses for the Fund; (f) expenses of maintaining the Fund's tax records; (g) salaries and other compensation of any of the Fund's executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Fund; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Fund; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Fund, the preparation and mailings of prospectuses and reports of the Fund to their shareholders, the filing of reports with regulatory bodies, the maintenance of Accessor Funds' existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Fund' shares for sale; (m) costs of printing stock certificates representing shares of the Fund; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by Section 17(g) of the 1940 Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; and (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of Accessor Funds to indemnify its Directors, officers, employees and agents with respect thereto. The Fund is also responsible for paying a management fee to Accessor Capital. Additionally, the Fund pays a Management Fee to the Money Manager, as described above. Certain expenses attributable to the Fund are charged to the Fund, and other expenses are allocated among all of the Accessor Funds affected based upon their relative net assets.

The Fund has not adopted a Distribution and Service Plan or Administrative Services Plan for the Shares of the Total Return Fund. Shares of the Fund shall be offered at NAV with no distribution, administrative or shareholder service fees paid by the Fund. Shares are offered directly from the Fund and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Fund, pays no compensation to Service Organizations and receives none of the fees or transaction charges. The Fund has adopted a Defensive Distribution Plan pursuant to Rule 12b-1 of the 1940 Act, approved on July 6, 2004 by the shareholders. Under the Defensive Distribution Plan, if the payment of management fees or administration fees by the Fund to Accessor Capital is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Accessor Capital may use its past profits or its other resources, including management fees paid to Accessor Capital by the Fund, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund Shares and/or shareholder support services or pay significant amounts to intermediaries. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Shares of the Fund and for which Accessor Capital will compensate the Service Organizations from its revenue.

ADDITIONAL PAYMENTS TO INTERMEDIARIES


Although, neither the Fund nor its Money Manager has participated (nor intends to do so in the future) in such payments, Accessor Capital, or its affiliates may make additional payments, out of their own assets to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital in connection with the sale or distribution of the other Accessor Funds. The intermediaries to which payments may be made are determined by Accessor Capital. Additional payments to intermediaries, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families. Accessor Capital and its affiliates have made no such payments with respect to the Fund and do not anticipate such payments will be made during fiscal year 2007.


VALUATION


The NAV per share of the Fund is calculated at the close of regular trading on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2007 will


- -29-
be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The public offering price of the Fund Shares is their net asset value.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Prices are generally obtained using market quotations as provided by a pricing service. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price on the primary exchange on which the security is traded. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which approximates market value.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. A discussion regarding the circumstances under which the Fund will use fair value pricing and the effects of using fair value pricing is included in the Fund's prospectus. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.


FUND TRANSACTION POLICIES

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to its Money Manager.

If the Fund changes Money Manager, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

FUND TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded.

The Fund has no restrictions on portfolio turnover. The Fund will purchase or sell securities to accommodate purchases and sales of the Fund's shares. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from the Fund at ordinary income tax rates. See "Tax Information."

PORTFOLIO TURNOVER. While it is not the policy of the Fund to purchase securities with a view to short-term profits, the Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The portfolio turnover rate of the Fund may exceed 100%.

BROKERAGE ALLOCATIONS. The following is a description of the policy of the Fund with respect to brokerage allocation and brokerage commissions. Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a

- -30-

"commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement and the Money Manager Agreement provide, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Fund. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Management Agreement and the Money Manager Agreement authorize Accessor Capital and the Money Manager, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Fund. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital or the Money Manager may select a broker or dealer (including affiliates of the Distributor) that has provided research products or services of economic benefit to Accessor Funds. In certain instances, Accessor Capital or the Money Manager may receive from brokers or dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital or the Money Managers will make a good faith effort to determine the relative proportions of such products or services that may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital or the Money Manager through brokerage commissions generated by transactions of the Fund, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital or the Money Manager in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital or the Money Manager allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital or the Money Manager and those that primarily benefit Accessor Funds.

As a general matter, the Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital or the Money Manager exercises investment discretion.

In addition, if requested by Accessor Funds, Accessor Capital, when exercising investment discretion, and the Money Manager may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to Accessor Funds or Accessor Capital so long as the Money Manager or Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and Accessor Funds determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to Accessor Funds, or to Accessor Capital for the benefit of Accessor Funds for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker


- -31-
may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by the Fund, direct all or a portion of the Fund's transactions to brokers who pay a portion of the Fund's expenses.


Accessor Capital does not expect the Fund ordinarily to effect a significant portion of the Fund's total brokerage business with brokers affiliated with the Distributor, Accessor Capital or their Money Manager. However, the Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the 1940 Act. For the calendar years ended December 31, 2004, and 2005 the Fund effected no transactions with affiliated brokers.

BROKERAGE COMMISSIONS. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund. Certain services received by the Money Manager attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or the Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Manager are not reduced by reason of their receipt of such brokerage and research services.

The Fund will pay brokerage commissions.

                                TAX INFORMATION

TAXATION OF THE FUND -- GENERAL


The Fund, which is treated as a separate entity for federal income tax purposes, has elected to be, and intends to remain qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). That treatment generally relieves the Fund, but not its shareholders, from paying federal income tax on amounts distributed to shareholders.


To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from an interest in a "qualified publicly traded partnership" as defined in the Code ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, in two or more issuers that the Fund controls and that are engaged in similar trades or businesses, or in the securities of one or more "qualified publicly traded partnerships".


If the Fund fails to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits. Under these circumstances, corporate shareholders may be eligible for the "dividends received deduction" in respect of those dividends, and non-corporate shareholders may be subject to federal income taxation at reduced rates to the extent those dividends constitute "qualified dividend income". In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year the sum of at least 98% of its ordinary income for that year and at least 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the dividends are paid during the following January. The Fund intends to make sufficient distributions to avoid the Excise Tax.


TAXATION OF THE SHAREHOLDERS

Shareholders of the Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Distributions of ordinary dividends to the Fund's noncorporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, to the extent such distributions are derived from, and designated by a Fund as, "qualified dividend income." If more than 95% of the Fund's gross income, calculated without taking into account long-term capital gains, represents "qualified dividend income", the Fund may designate, and a Fund's noncorporate shareholders may then treat, all of those distributions as "qualified dividend income." "Qualified dividend income" generally is income derived from dividends from U.S. corporations or from "qualified foreign corporations" which are corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties. Distributions from a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income" if the applicable stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies" are not "qualified foreign corporations." Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain included in income with respect to the shares (whether distributed or not). Any loss realized by a shareholder on a sale (redemption) or exchange of shares of a Fund will be disallowed to the extent the shareholder purchases other shares of the Fund within 30 days before or after the disposition.

A portion of the dividends from the Fund's investment company taxable income, whether paid in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate ordinary income dividends the Fund receives from domestic corporations; capital gain distributions thus are not eligible for the deduction. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject to the federal alternative minimum tax and certain basis adjustments. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

Any distribution paid shortly after a purchase of Fund shares by an investor will reduce the net asset value of those shares by the distribution amount. While such a distribution is in effect a return of capital, it is nevertheless subject to federal income tax. Therefore, prior to purchasing shares of the Fund, an investor should carefully consider the impact of distributions that are expected to be or have been announced.


FOREIGN SECURITIES AND TRANSACTIONS

The Fund may invest in Eurodollar CDs issued by U.S. branches of foreign banks that are FDIC insured.


The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) at least 50% of the average fair market value of its assets consists of assets that produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. As a result, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In most instances it will be very difficult, if not impossible, to make a QEF election because of certain requirements thereof, and the Fund does not expect to make such an election.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. This election may cause the applicable Fund to recognize income prior to the receipt of cash payments with respect to that stock. In order to distribute this income and avoid a tax on the applicable Fund, the applicable Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(3) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

STATE AND LOCAL TAXES

Depending on the extent of a Fund's activities in states and localities in which it office is maintained, in which its agents are located or in which it is otherwise deemed to be conducting business, it may be subject to the tax laws of those states or localities. Furthermore, the state and local income tax treatment of a Fund and its shareholders with respect to distributions by the Fund may differ from the federal income tax treatment thereof. Distributions to shareholders may be subject to other state and local taxes. Distributions derived from interest on U.S. Government securities (but not distributions of gain from the sale of such securities) may be exempt from state and local taxes. Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in a Fund.

Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in the Fund.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund is currently making a continuous offering of its shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. Shares of the Fund may be purchased directly from the Fund with no sales charge or commission.

Intermediaries may be required to register as a dealer pursuant to certain states' securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Fund. Shares of the Fund will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under "Valuation." In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the NYSE. If the dealer receives the order after the close of trading the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price based on the net asset value next determined after receipt. All purchases must be made in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Orders are accepted on each business day. Neither the Fund nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by Accessor Capital prior to close of the New York Stock Exchange, normally 4:00 p.m. Eastern time, on the day shares of the Fund is offered and orders accepted, or the orders will not be accepted and invested in the Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Fund. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and the Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary provided the financial intermediary provides the information to the Transfer Agent within the time limits established. The order will be priced at the NAV next computed after the order is received.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Accessor Capital's opinion, they would disrupt management of the Fund. The Fund also reserves the right to refuse exchange purchases by any person or group if, in Accessor Capital's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Shares may be redeemed on any business day at the NAV next determined after the receipt by the Distributor or the transfer agent of a redemption request in good order. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearinghouse funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If requested in writing, payment will be made by check to the account owners of record at the address of record.

The Fund may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will the Fund accept any securities in consideration of the Fund's shares the holding or acquisition of which would conflict with the Fund's investment objective, policies and

- -37-
restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Fund's portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for the Fund's shares will be valued in the same manner as the Fund's portfolio securities in connection with its determination of NAV. A transfer of securities to the Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for the Fund's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

TELEPHONE TRANSACTIONS. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of the Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Directors to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner's social security number or tax identification number and name of Fund, all of which must match Accessor Funds' records; requiring that a service representative of the Distributor or Accessor Capital, acting as Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither Accessor Funds, the Fund, the Distributor nor Accessor Capital will be responsible for authenticity of redemption or exchange instructions received by telephone.


MARKET TIMING POLICY. The Fund is intended for long term investment purposes. The Fund will take steps to deter frequent purchases and redemptions in Fund shares ("market timing activities"). "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in Fund pricing. Such transactions include trades that occur when the Fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the Fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Such short-term trading activity has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds in the Accessor Family of Funds. The Fund will take reasonable steps to discourage short-term trading and the Board of Directors has adopted the following policies and procedures with respect to preventing market timing of the Fund by shareholders.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a market timer or excessive trader by the Fund or Accessor Capital will be issued a written notice of their status and the Fund's policies. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to $250,000). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to certain retirement accounts and the Fund's Systematic Withdrawal Plan described in the Fund's Prospectus.

The Fund has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement administrators and others) concerning the application of the Fund's market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

The Fund applies these policies and procedures to all shareholders. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future. The Fund cannot ensure that it will be able to identify all cases of market trading and excessive trading, although it believes it has adequate procedures in place to attempt to do so.

During times of drastic economic or market conditions, the Fund may suspend exchange privileges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


EXCHANGES. You can exchange your Fund shares into any other share class of another Accessor Fund. You can request your exchange by contacting your financial representative or by contacting the Fund. Be sure to read the current prospectus for any Accessor Fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges. You may be charged a sales load when exchanging into an Accessor Fund that has one.

Shares of other classes of Accessor Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load; (b) shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted;
(c) shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load; (d) shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and (e) shares of other Accessor Funds subject to a CDSC exchanged for shares of another Accessor Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchase. To accomplish an exchange under item (d) above, you must notify the transfer agent of your prior ownership of Fund shares and your account number.

FINANCIAL STATEMENTS


Accessor Funds' audited financial statements for the fiscal year ended December 31, 2006 and unaudited financial statements for the period ended June 30, 2006, are contained in the Annual and Semi-Annual Reports to Shareholders, respectively. The Fund has not commenced investment operations and no reports are currently available.


PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures on behalf of the Accessor Funds which delegates responsibility for voting proxies to Accessor Capital, subject to the Board's continuing oversight. Accessor Capital in turn has, where applicable, delegated responsibility for voting proxies to the individual Money Managers. Accessor Capital and the Money Managers each have their own proxy voting policies and procedures that the Board has reviewed. Accessor Capital's and the Money Managers' policies and procedures assure that all proxy voting decision are made in the best interest of the Accessor Funds and that Accessor Capital or the Money Managers will act in a prudent and diligent manner for the benefit of the Accessor Funds. Accessor Capital's and the Money Managers' policies and procedures include specific provisions to determine when a conflict exists between the interests of the Fund and the interests of Accessor Capital or the Money Manager, as the case may be. Copies of the proxy voting policies and

- -39-
procedures are attached to this Statement of Additional  Information as Appendix
B. Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge upon request by contacting Accessor Funds or via the Securities and Exchange Commission website at http://www.sec.gov. The Fund has not commenced investment operations and no report is currently available.

                                   APPENDIX A

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE ("MOODY'S")

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION ("S&P")

AAA

An obligor rated 'AAA' has EXTREMELY STRONG capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

AA

An obligor rated 'AA' has VERY STRONG capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.

A

An obligor rated 'A' has STRONG capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB

An obligor rated 'BBB' has ADEQUATE capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligor rated 'BB' is LESS VULNERABLE in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments.

B

An obligor rated 'B' is MORE VULNERABLE than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC

An obligor rated 'CCC' is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC

An obligor rated 'CC' is CURRENTLY HIGHLY-VULNERABLE.

PLUS (+) OR MINUS (-):

Ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R

An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD AND D

An obligor rated 'SD' (Selective Default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R.

An issuer designated N.R. is not rated.

PUBLIC INFORMATION RATINGS Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event that may affect an issuer's credit quality occurs. Ratings with a 'pi' subscript are not modified with '+' or '-' designations. Outlooks are not being provided for ratings with a 'pi' subscript, nor are they subject to potential CreditWatch listings.

NOTE RATINGS

MOODY'S

Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1 - Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                   APPENDIX B

                       PROXY VOTING POLICY AND PROCEDURES

                 GREATBANC TRUST COMPANY/PENNANT MANAGEMENT INC.
                      PROXY VOTING PROCEDURES AND POLICIES

                             As of December 31, 2005

I.   GENERAL STATEMENT

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Company has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

II.  INVESTMENT COMMITTEE

1. The Investment Committee, which is the committee consisting of all the Portfolio Managers, is designated as the Company's policy-making body with respect to proxy voting. In this capacity, the Investment Committee will be aided by the Heads of the Administration Group, the Operations Group and the General Counsel, with whom the Investment Committee may consult as and when needed.

2. The Investment Committee may delegate decisions with respect to specific proxy issues to one of the Portfolio Managers who is most familiar with the issuer and its business.

3. The Investment Committee may designate staff to receive proxies, reconcile them with security ownership positions as of the specified record dates and to separate proxies with respect to issues designated by the Investment Committee for further review.

4. The Investment Committee will designate the staff responsible for monitoring corporate actions, making voting decisions in accordance with this policy, and for ensuring that proxies are submitted timely.

5. The Investment Committee shall determine, on a case-by-case basis, the need to contact an issuer or other security holders to gather additional information with respect to a proposal.

6. Notwithstanding the foregoing, the Company may retain a service provider to administer this policy. Copies of the proxy materials received and a record reflecting how such proxies were voted may be maintained by such service provider if such service provider has given an undertaking to maintain such records and to provide copies to the Company promptly upon request.


III. PROXY VOTING PROCEDURES

     (A) All proxies received by the Company will be sent to the Investment Committee. The Investment Committee will:

     (1) Keep a record of each proxy received;
     (2) Determine which accounts managed by the Company hold the security to which the proxy relates;
     (3) Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Company must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.
     (4) Identify Routine Items, Non-Routine Items and Conflict of Interest Items on the proxy and determine whether a specific policy of the Company applies to the Non-Routine Items and Conflict of Interest Items.
             (a) Conflicts of Interest

               1. If the Company has a direct or indirect interest in any issue that is the subject of a proxy to be voted for a client's account, the Company shall disclose to the client in writing the substance of the Company's interest in the issue and shall seek from the client written direction on how such issue is to be voted.
               2. If the Company does not receive written direction from a client on how to vote on an issue on which the Company has a direct or indirect interest, the Company may resolve the conflict by voting client securities based upon the recommendations of the issuer's management.
               3. This existence of an issue on which the Company has a direct or indirect issue shall not prevent the Company from voting on other issues on the same proxy on which the Company does not have a conflict of interest.

     (5) Vote a Routine Item (with no corporate governance implications) according to the Company's specific policy and, if applicable, vote the Non-Routine Item or Conflict of Interest Item according to the Company's specific policy. The Investment Committee should vote these proxies by completing them and submitting them in a timely and appropriate manner.
     (6) If no specific policy applies to a Non-Routine Item or Conflict of Interest Item, follow the general policy for voting of Non-Routine Items and Conflict of Interest Items.
     (7) The Company may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Investment Committee shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

IV.  PROXY VOTING POLICIES

     In the absence of specific voting guidelines from a client, the Company will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Company believes that voting proxies in accordance with the following policies is in the best interests of its clients.

     (A) Specific Voting Policies

          (1) Routine Items:

               o The Company will generally vote FOR the election of directors (where no corporate governance issues are implicated).

               o The Company will generally vote FOR the selection of independent auditors.
               o The Company will generally vote FOR increases in or reclassification of common stock.
               o The Company will generally vote FOR management recommendations adding or amending indemnification provisions in charter or by-laws.
               o The Company will generally vote FOR changes in the board of directors.
               o The Company will generally vote FOR outside director compensation.

          (2) Non-Routine and Conflict of Interest Items:

               o The Company will generally vote FOR management proposals for merger or reorganization if the transaction appears to offer fair value.
               o The Company will generally vote FOR measures intended to increase long-term stock ownership by executives.
               o The Company will generally vote AGAINST shareholder resolutions that consider non-financial impacts of mergers.
               o The Company will generally vote AGAINST anti-greenmail provisions.
               o The Company will generally vote AGAINST proposals to lower barriers to shareholder action. o The Company will generally vote AGAINST proposals to impose super-majority requirements.

     (B) General Voting Policy

     If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Investment Committee will engage the appropriate parties to determine how the proxies should be voted.

V.   DISCLOSURE

     (A) The Company will disclose in its Form ADV Part II that clients may contact the Compliance Officer in order to obtain information on how the Company voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Investment Committee will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Company voted that client's proxy.

     (B) A concise summary of these Proxy Voting Procedures and Policies will be included in the Company's Form ADV Part II, and will be updated whenever these procedures and policies are updated. The Investment Committee will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.      RECORDKEEPING

     The Compliance Officer will maintain files relating to the Company's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Company. Records of the following will be included in the files:

     (A) Copies of the proxy voting procedures and policies, and any amendments thereto.

     (B) A copy of each proxy statement that the Company receives, provided however that the Company may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (C)  A record of each vote that Company casts.

     (D) A copy of any document Company created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (E) A copy of each written client request for information on how the Company voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Company voted its proxies.

                                     Part C

                                     PART C
                                OTHER INFORMATION


Item 23   Exhibits

(a)(1) Restated Articles of Incorporation of Accessor Funds, Inc., ("Registrant") dated August 19, 1999 are incorporated by reference to Exhibit No. (a)(1) to Post-Effective Amendment No.16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

(a)(2) Amendment to Articles of Incorporation dated February 4, 2000 is incorporated by reference to Exhibit No. (a)(2) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

(a)(3) Amendment to Articles of Incorporation dated August 29, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).

(a)(4) Amendment to Articles of Incorporation dated December 21, 2000 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 1, 2001 (File No. 33-41245).

(a)(5) Articles Supplementary dated December 18, 2002 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(a)(6) Articles Supplementary dated September 23, 2003 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a) (6) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245.

(a)(7) Articles Supplementary dated March 9, 2004 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a) (7) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed March 11, 2004 (File No. 33-41245).

(a)(8)    Articles Supplementary to be filed herewith.

(b) ByLaws of the Registrant, as Amended, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(c)       Not applicable.

(d)(1) Amended and Restated Management Agreement between Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit
          (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed February 27, 2004 (File No. 33-41245).


(d)(1)(a) Amended Schedule A to Amended and Restated Management Agreement between Registrant and Accessor Capital filed herewith.


(d)(2) Form of Management Agreement among Registrant and Accessor Capital Management LP on behalf of Accessor Allocation Funds incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).

(d)(3) Form of Money Manager Agreement among Registrant on behalf of the Limited Duration U.S. Government Fund, Accessor Capital Management LP and Pennant Management is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed March 11, 2004 (File No. 33-41245).

(d)(4) Form of Money Manager Agreement among Registrant on behalf of the Growth Fund, Accessor Capital Management LP and Enhanced Investment Technologies, LLC, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed April 30, 2007 (File No. 33-41245).

(d)(5) Money Manager Agreement among Registrant on behalf of the Value Fund, Accessor Capital Management LP and Acadian Asset Management, dated March 1, 2007, is incorporated by reference to Exhibit to Information Statement filed April 18, 2007 (File No. 33-41245).

(d)(6) Form of Money Manager Agreement among Registrant on behalf of the Small to Mid Cap Fund, Accessor Capital Management LP and SSgA Funds Management, Inc., is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed April 30, 2007 (File No. 33-41245).

(d)(7) Money Manager Agreement among Registrant on behalf of the International Equity Fund, Accessor Capital Management LP and J.P. Morgan Fleming Asset Management (London) Limited, dated January 1, 2005, is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(d)(8) Money Manager Agreement among Registrant on behalf of the High Yield Bond Fund, Accessor Capital Management LP and Financial Management Advisors, LLC, dated January 1, 2005,is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(d)(9) Money Manager Agreement among Registrant on behalf of the Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management, dated January 1, 2005, is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(d)(10) Money Manager Agreement among Registrant on behalf of the Short Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management, dated January 1, 2005, is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(d)(11) Money Manager Agreement among Registrant on behalf of the Mortgage Securities Fund, Accessor Capital Management LP and BlackRock Financial Management Inc., dated January 1, 2005, is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(d)(12) Form of Money Manager Agreement among Registrant on behalf of the International Equity Fund, Accessor Capital Management LP and Pictet Asset Management Limited is incorporated by reference to Exhibit
          (d)(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed April 30, 2007 (File No. 33-41245).

(d)(13) Form of Money Manager Agreement among Registrant on behalf of the Total Return Fund, Accessor Capital Management LP and Pennant Management to be filed by amendment.

(e)(1) Amended Distribution Agreement between Registrant and ALPS Distributors, Inc. incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(e)(2) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (broker-dealers) to distribute fund shares incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(e)(3) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (Other Financial Intermediaries) to distribute fund shares incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).


(e)(4) Distribution Agreement between Registrant and SEI Investments Distribution Co. incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A. (File No. 33-41245).


(e)(5) Form of Selling Agreement between SEI Investments Distribution Co. and selling agents (broker-dealers) to distribute fund shares to be filed by amendment.

(e)(6) Form of Selling Agreement between SEI Investments Distribution Co. and selling agents (Other Financial Intermediaries) to distribute fund shares to be filed by amendment.


(f)       Not applicable.

(g)(1) IRA Custodian Agreement among Registrant, Bennington and The Fifth Third Bank effective December 1, 1995. Incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A. (File No. 33-41245).

(g)(2) Custodian Agreement with Fifth Third Bank dated October 4, 1996. Incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 30, 1997 (File No. 33-41245).

(g)(2)(a) Amended Exhibits A, B and C to Custody Agreement with Fifth Third Bank and Accessor Capital Management LP effective November 16, 2000, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on November 27, 2000 (File No. 33-41245).

(g)(3) First Amendment to Custody Agreement with Fifth Third Bank dated November 14, 1997. Incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(g)(4) Second Amendment to Custody Agreement with Fifth Third Bank dated February 19, 1998. Incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(h)(1) Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference to Exhibit (9)(a)(3) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996 (File No. 33-41245).

(h)(2) Amended Appendix C dated February 19, 1998, to Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference by Exhibit (h)(1)(D) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 29, 1998 (File No. 33-41245).

(h)(3) Amended Transfer Agency and Administrative Agreement among the Registrant and Bennington is incorporated by reference to Exhibit
          (h)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 28, 2002 (File No. 33-41245).

(h)(4) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on November 16, 2002 (File No. 33-41245).

(h)(5) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(h)(6) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital is incorporated by reference
          to  Exhibit  (h)(6) to   Post-Effective   Amendment  No.  31  to  the
          Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(h)(7)    Amended Appendix C to the Amended Transfer Agency and
          Administrative Agreement among the Registrant and Accessor Capital filed herewith.

(h)(7) Fund Accounting and Other Services Agreement with ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(h)(8) First Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(h)(9) Second Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(h)(10) Form of Expense Agreement between Registrant's Underlying Funds and Allocation Funds is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(h)(11) Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective December 22, 2000, is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 1, 2001 (File No. 33-41245).

(h)(12) Second Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective January 1, 2004 is incorporated by Reference to Exhibit (h)(12) to Post-Effective Amendment No. 32 to The Registration Statement on Form N-1A filed February 27, 2004 (File No. 33-41245).

(h)(13) Administration Agreement between Registrant and SEI Investments Global Funds Services to be filed by amendment.

(i)(1) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed December 30, 2002 (File No. 33-41245).

(i)(2) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(j)(1) Consent of independent registered public accounting firm, Deloitte & Touche LLP filed as Exhibit (j)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 30, 2007 (File No. 33-41245).

(k)       Not applicable.

(m)(l) Agreement related to initial capital. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on February 4, 1992 (File No. 33-41245).

(m)(1)(a) Amended and Restated Distribution and Service Plan for Investor Class Shares of the Registrant's Underlying Funds is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(m)(1)(b) Distribution and Service Plan for A Class Shares and C Class Shares of the Registrant's Funds Effective as of December 30, 2002, as amended August 13, 2003 incorporated by reference to Exhibit (m)(1)(b) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 File No. 33-41245).

(m)(2) Defensive Distribution Plan of the Allocation Funds dated November 16, 2000 is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on November 27, 2000 (File No. 33-41245).

(m)(3) Defensive Distribution Plan of the Advisor Class Shares of the Underlying Funds is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(n)(1) Amended and Restated Rule 18f3 Plan incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed September 29, 2003 (File No. 33-41245).

(n)(2)(a) Administrative Services Plan. Incorporated by reference to Exhibit No.
          (15)(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(n)(2)(b) Form of Amended Appendix to Administrative Services Plan for Investor Class Shares is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on September 13, 2000 (File No. 33-41245).

(n)(3)(a) Form of Administrative Services Agreement. Incorporated by reference to Exhibit No. (15)(h)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

(n)(3)(b) Form of Amended Appendix to Form of Administrative Services Agreement for Investor Class Shares incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed September 13, 2000 (File No. 33-41245).

(n)(4) Amended ACM Administrative Plan for U.S. Government Money Fund is incorporated by reference to Exhibit (n)(4) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on February 28, 2003 (File No. 33-41245).

(p)(1) Sixth Restated and Amended Code of Ethics of Accessor Funds, Inc., as amended August 17, 2006 to be filed by amendment.

(p)(2) Accessor Capital Management LP Code of Ethics is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(p)(3) Janus Code of Ethics for Enhanced Investment Technologies, Money Manager of the Growth Fund is is incorporated by reference to Exhibit
          (p)(3)  to  Post-Effective   Amendment  No.  37  to  the  Registration
          Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).



(p)(5) Code of Ethics of SSgA Funds Management, Money Manager of the Small to Mid Cap Fund is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 30, 2002 (File No. 33-41245).

(p)(6) Code of Ethics of JPMorgan Fleming (London) Ltd., Money Manager of the International Equity Fund is incorporated by reference to Exhibit
          (d)(6) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(p)(7) Code of Ethics of Cypress Asset Management, Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(p)(8) Code of Ethics of Financial Management Advisers, Inc., Money Manager of the High Yield Bond Fund, is incorporated by reference to Exhibit
          (p)(8) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(p)(9) Code of Ethics of BlackRock, Inc., Money Manager of the Mortgage Securities Fund, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

(p)(10) Code of Ethics of ALPS Distributors, Inc. is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed April 29, 2005 (File No. 33-41245).

(p)(11)(a) Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund is incorporated by reference to Exhibit
         (p) (11) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed March 11, 2004 (File No. 33-41245).


(p)(11)(b) Amended Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund is incorporated by reference to to Exhibit (p)(11) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on March 26, 2004 (File No. 33-41245).

(p)(12) Code of Ethics of Pictet Asset Management is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on May 1, 2006 (File No. 33-41245).

(p)(13)  Code of Ethics of Acadian Asset Management to be filed by amendment.


Item 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VI of the Registrant's Articles of Incorporation, as amended. Section 2418 of the Maryland General Corporation Law and Sections 7 of the Management Agreements (incorporated by reference to Exhibit Nos. 5(a) and 5(c) of the Registration Statement on Form N-1A, filed on June 24, 1991 (File No. 33-41245), Post-Effective Amendment No. 2 thereto, filed on September 1, 1992, and the "form of" Management Agreement filed herewith as Exhibit (d)(1), respectively) (the "Management Agreement"), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

         Section 7 of the Management Agreements and Section 12 of the Money Manager Agreements filed and incorporated herein limit the liability of Accessor Capital Management LP ("Accessor") and the money managers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         Section 14 of the Distribution Agreement filed and incorporated herein limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, ByLaws, Management Agreements, Distribution Agreements, Transfer Agent Agreement and Money Manager Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

         See Registrant's Prospectuses sections "Fund Details" and "Management Organization and Capital Structure," and the Statement of Additional Information section "Management of the Fund."

Item 27. Principal Underwriters

(a)  The sole principal underwriter for the Fund is SEI Investments Distribution
     Co.  which  acts  as  principal  underwriter,   distributor  or  investment
     adviserfor the Registrant and the following other funds:

     Registrant's   distributor,   SEI   Investments   Distribution   Co.   (the
     "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                 July 15, 1982
     SEI Liquid Asset Trust                                 November 29, 1982
     SEI Tax Exempt Trust                                   December 3, 1982
     SEI Index Funds                                        July 10, 1985
     SEI Institutional Managed Trust                        January 22, 1987
     SEI Institutional International Trust                  August 30, 1988
     The Advisors' Inner Circle Fund                        November 14, 1991
     The Advisors' Inner Circle Fund II                     January 28, 1993
     Bishop Street Funds                                    January 27, 1995
     SEI Asset Allocation Trust                             April 1, 1996
     SEI Institutional Investments Trust                    June 14, 1996
     HighMark Funds                                         February 15, 1997
     Oak Associates Funds                                   February 27, 1998
     CNI Charter Funds                                      April 1, 1999
     iShares Inc.                                           January 28, 2000
     iShares Trust                                          April 25, 2000
     JohnsonFamily Funds, Inc.                              November 1, 2000
     Causeway Capital Management Trust                      September 20, 2001
     The Japan Fund, Inc.                                   October 7, 2002
     Barclays Global Investors Funds                        March 31, 2003
     The Arbitrage Funds                                    May 17, 2005
     The Turner Funds                                       January 1, 2006
     ProShares Trust                                        November 14, 2005
     Community Reinvestment Act Qualified Investment Fund   January 8. 2007

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) To the best of Registrant's knowledge, the directors and executive officers of SEI Investments Distribution Co., the distributor for the Registrant, are as follows:

Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
William M. Doran           Director                                                      --
Edward D. Loughlin         Director                                                      --
Wayne M. Withrow           Director                                                      --
Kevin Barr                 President & Chief Executive Officer                           --
Maxine Chou                Chief Financial Officer & Treasurer                           --
Thomas Rodman              Chief Operations Officer                                      --
John Munch                 General Counsel & Secretary                                   --
Karen LaTourette           Chief Compliance Officer, Anti-Money Laundering
                           Officer & Assistant Secretary                                 --
Mark J. Held               Senior Vice President                                         --
Lori L. White              Vice President & Assistant Secretary                          --
Robert Silvestri           Vice President                                                --
John Coary                 Vice President & Assistant Secretary                          --
Michael Farrell            Vice President                                                --
Mark McManus               Vice President                                                --



     (c)      Not Applicable


Item 28. Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a1 to 31a3 thereunder are maintained in the following locations:

Manager, Administrator
and Transfer Agent                                   Custodian

Accessor Capital Management LP                       Fifth Third Bank
1420 Fifth Avenue, Suite 3600                        38 Fountain Square Plaza
Seattle, WA 98101                                    Cincinnati, OH 45263

Money Managers                                       Custodian of IRA Accounts

See Section of the prospectuses entitled             Fifth Third Bank
"Management Organization                             38 Fountain Square Plaza
and Capital Structure"                               Cincinnati, OH 45263
for names and addresses

Fund Distributor                                     Fund Accounting Agent
SEI  Investments  Distribution  Co.                  SEI Investments Global
                                                     Funds Services
1 Freedom Valley Drive                               1 Freedom Valley Drive
Oaks, PA 19456                                       Oaks, PA 19456

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Accessor Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the City of Seattle, and State of Washington, , on the 18th day of July, 2007.


                              ACCESSOR FUNDS, INC.


                              By: /s/J. Anthony Whatley III
                                ---------------------------------------------
                                    J. Anthony Whatley III
                                    President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                   Title                 Date

/s/J. Anthony Whatley III           President, Principal          7/18/2007
-------------------------           Executive Officer
J. Anthony Whatley III              and Director


/s/George G. Cobean III             Director                      7/18/2007
-----------------------
George G. Cobean III


/s/Geoffrey C. Cross                Director                      7/18/2007
-------------------
Geoffrey C. Cross

                                  EXHIBIT LIST

A8      ARTICLES SUPPLEMENTARY TO ARTICLES OF INCORPORATION
H5      AMENDED APPENDIX C TO TRANSFER AGENCY AND ADMINISTRATIVE AGREEMENT
D(1)(a) AMENDED SCHEDULE A TO AMENDED AND RESTATED MANAGEMENT AGREEMENT